SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.3%

Communication Services — 7.3%
Alphabet Inc, Cl A *	9,353	$1,613
Alphabet Inc, Cl C *	16,876	2,936
AT&T Inc	63,721	1,161
Cable One Inc	159	61
Charter Communications Inc, Cl A *	128	37
Cogent Communications Holdings Inc	1,022	60
Comcast Corp, Cl A	14,311	573
Dentsu Group Inc	2,600	69
Electronic Arts Inc	3,208	426
Fox Corp	2,882	96
IAC Inc *	443	22
Interpublic Group of Cos Inc/The	4,252	133
ITV PLC	1,529,119	1,550
Liberty Media Corp-Liberty Formula One, Cl C *	1,082	80
Liberty Media Corp-Liberty Live, Cl C *	690	26
Liberty Media Corp-Liberty SiriusXM *	2,161	49
Madison Square Garden Sports Corp *	191	35
Match Group Inc *	514	16
Meta Platforms Inc, Cl A	7,831	3,656
Netflix Inc *	1,697	1,089
New York Times Co/The, Cl A	2,073	106
News Corp	6,196	168
Nexstar Media Group Inc, Cl A	7,373	1,222
Omnicom Group Inc	911	85
Paramount Global, Cl A	2,056	42
Paramount Global, Cl B	2,018	24
Pinterest Inc, Cl A *	5,993	249
Scout24 SE	17,453	1,311
Shutterstock Inc	560	23
Spotify Technology SA *	2,274	675
Take-Two Interactive Software Inc *	1	—
TEGNA Inc	5,058	75
Telefonica Brasil SA	26,800	224
Tencent Holdings Ltd	13,500	626
TKO Group Holdings Inc, Cl A	850	93
T-Mobile US Inc	11,233	1,965
Toei Animation Co Ltd	6,500	99
Trade Desk Inc/The, Cl A *	825	77
TripAdvisor Inc *	1,860	34
Universal Music Group NV	12,959	402
Verizon Communications Inc	25,510	1,050
Walt Disney Co/The	21,199	2,203
WPP PLC	135,751	1,412
ZoomInfo Technologies Inc, Cl A *	2,140	26

		25,879
Consumer Discretionary — 9.2%
ADT Inc	5,625	40
Advance Auto Parts Inc	623	44
Airbnb Inc, Cl A *	1,045	151
Amazon.com Inc *	26,836	4,735

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American Eagle Outfitters Inc	16,752	$368
Aptiv PLC *	636	53
Aramark	2,596	83
Autoliv Inc	1,309	167
AutoNation Inc *	266	45
AutoZone Inc *	44	122
Bath & Body Works Inc	2,927	152
Best Buy Co Inc	976	83
Birkenstock Holding Plc *	1,446	82
Booking Holdings Inc	269	1,016
BorgWarner Inc	537	19
BRP Inc	4,398	275
Brunswick Corp/DE	1,228	101
Burberry Group PLC	90,680	1,195
Burlington Stores Inc *	404	97
Capri Holdings Ltd *	1,728	60
CarMax Inc *	744	52
Carnival Corp *	4,654	70
Carter's Inc	1,053	72
Cheesecake Factory Inc/The	2,627	101
Chipotle Mexican Grill Inc, Cl A *	81	253
Choice Hotels International Inc	641	73
Columbia Sportswear Co	602	52
Continental AG	4,785	323
Coupang Inc, Cl A *	3,716	84
Crocs Inc *	590	92
Darden Restaurants Inc	375	56
Deckers Outdoor Corp *	571	625
Dick's Sporting Goods Inc	1,799	410
Dollarama Inc	5,829	552
DoorDash Inc, Cl A *	31	3
Dorman Products Inc *	812	75
DR Horton Inc	286	42
eBay Inc	5,427	294
Etsy Inc *	427	27
Expedia Group Inc *	485	55
Fila Holdings Corp	3,344	95
Five Below Inc *	501	69
Floor & Decor Holdings Inc, Cl A *	1,447	169
Ford Motor Co	4,403	53
Gap Inc/The	4,895	142
Garmin Ltd	814	133
General Motors Co	30,430	1,369
Gentex Corp	2,705	95
Genuine Parts Co	393	57
Goodyear Tire & Rubber Co/The *	5,890	73
Grand Canyon Education Inc *	215	31
H&R Block Inc	2,629	130
Harley-Davidson Inc	4,852	174
Hasbro Inc	526	31
Hilton Worldwide Holdings Inc	2,280	457
Home Depot Inc/The	6,276	2,102
Hyatt Hotels Corp, Cl A	442	65

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industria de Diseno Textil SA	33,350	$1,577
Kohl's Corp	27,333	612
Lear Corp	411	52
Leggett & Platt Inc	3,003	35
Lithia Motors Inc, Cl A	418	106
LKQ Corp	1,209	52
Lowe's Cos Inc	4,070	901
Lucid Group Inc *	11,073	31
Lululemon Athletica Inc *	285	89
Macy's Inc	595	12
Magna International Inc	12,236	553
Marriott International Inc/MD, Cl A	4,191	969
Marriott Vacations Worldwide Corp	483	44
Mattel Inc *	910	16
McDonald's Corp	368	95
MercadoLibre Inc *	664	1,146
MGM Resorts International *	2,405	97
Mister Car Wash Inc *	6,801	48
Mobileye Global Inc, Cl A *	2,219	57
Mohawk Industries Inc *	721	88
Murphy USA Inc	644	283
NIKE Inc, Cl B	691	66
Nikon Corp	16,500	172
Nordstrom Inc	1,516	33
Norwegian Cruise Line Holdings Ltd *	2,379	39
NVR Inc *	23	177
Ollie's Bargain Outlet Holdings Inc *	1,782	147
O'Reilly Automotive Inc *	141	136
Oxford Industries Inc	650	72
Peloton Interactive Inc, Cl A *	1,049	4
Penske Automotive Group Inc	933	142
Petco Health & Wellness Co Inc, Cl A *	6,097	24
Phinia Inc	107	5
Planet Fitness Inc, Cl A *	917	58
Polaris Inc	549	46
Pool Corp	3,243	1,179
PulteGroup Inc	48	6
PVH Corp	1,066	128
Ralph Lauren Corp, Cl A	847	158
Ross Stores Inc	6,421	897
Royal Caribbean Cruises Ltd *	765	113
Service Corp International/US	1,305	94
Shimano Inc	2,400	392
Starbucks Corp	9,660	775
Steven Madden Ltd	2,716	121
Swatch Group AG/The	254	54
Tapestry Inc	2,532	110
Tempur Sealy International Inc	2,754	141
Tesla Inc *	3,096	551
Texas Roadhouse Inc, Cl A	566	98
Thor Industries Inc	624	62
TJX Cos Inc/The	5,133	529
TopBuild Corp *	268	112

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Topgolf Callaway Brands Corp *	2,933	$46
Tractor Supply Co	1,428	407
Travel + Leisure Co	1,185	52
Ulta Beauty Inc *	893	353
Under Armour Inc, Cl A *	4,708	34
Urban Outfitters Inc *	2,117	88
Vail Resorts Inc	213	40
Valvoline Inc *	2,446	99
VF Corp	1,652	22
Victoria's Secret & Co *	3,430	78
Wendy's Co/The	2,626	46
Whirlpool Corp	461	43
Williams-Sonoma Inc	555	163
Wingstop Inc	789	291
Wyndham Hotels & Resorts Inc	874	62
YETI Holdings Inc *	1,751	71
Yum! Brands Inc	560	77

		32,920
Consumer Staples — 7.1%
Archer-Daniels-Midland Co	1,290	81
Brown-Forman Corp, Cl B	1,103	51
Bunge Global SA	963	104
Campbell Soup Co	5,858	260
Carrefour SA	4,051	66
Casey's General Stores Inc	5,380	1,785
Clorox Co/The	495	65
Coca-Cola Co/The	18,597	1,170
Colgate-Palmolive Co	7,124	662
Conagra Brands Inc	45,001	1,345
Constellation Brands Inc, Cl A	3,340	836
Costco Wholesale Corp	2,137	1,731
Coty Inc, Cl A *	5,378	56
Danone SA	22,831	1,465
Darling Ingredients Inc *	1,535	62
Diageo PLC	36,258	1,214
Dollar General Corp	5,115	700
Dollar Tree Inc *	565	67
Estee Lauder Cos Inc/The, Cl A	422	52
Flowers Foods Inc	2,694	63
General Mills Inc	7,218	496
Hain Celestial Group Inc/The *	2,713	21
Hershey Co/The	1,957	387
Hormel Foods Corp	2,233	69
Ingredion Inc	6,376	750
Inter Parfums Inc	1	—
J M Smucker Co/The	5,753	642
Kellanova	3,231	195
Keurig Dr Pepper Inc	1,806	62
Kimberly-Clark Corp	2,896	386
Kraft Heinz Co/The	1,549	55
Kroger Co/The	27,866	1,459
Lamb Weston Holdings Inc	1,288	114
Lancaster Colony Corp	634	118

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LG H&H Co Ltd	3,915	$1,184
McCormick & Co Inc/MD	1,882	136
MGP Ingredients Inc	213	17
Mondelez International Inc, Cl A	12,727	872
Olaplex Holdings Inc *	17,269	31
PepsiCo Inc	6,225	1,076
Performance Food Group Co *	132	9
Pernod Ricard SA	7,569	1,125
Pigeon Corp	4,200	40
Sysco Corp	10,064	733
Target Corp	1,620	253
TreeHouse Foods Inc *	2,188	79
Tyson Foods Inc, Cl A	7,834	448
Unilever PLC	29,112	1,585
US Foods Holding Corp *	13,632	720
Walgreens Boots Alliance Inc	28,358	460
Walmart Inc	1,126	74
WK Kellogg Co	807	15

		25,446
Energy — 4.3%
Antero Midstream Corp	5,338	78
Antero Resources Corp *	3,254	116
Baker Hughes Co, Cl A	22,837	765
BP PLC ADR	29,443	1,106
BP PLC	62,631	389
Canadian Natural Resources Ltd	19,048	1,464
ChampionX Corp	3,180	104
Cheniere Energy Inc	2,503	395
Chesapeake Energy Corp	749	68
Chevron Corp	12,001	1,948
Chord Energy Corp	419	78
Civitas Resources Inc	1,663	122
ConocoPhillips	8,365	974
Coterra Energy Inc	2,108	60
Devon Energy Corp	6,524	320
Diamondback Energy Inc	8,823	1,758
EOG Resources Inc	6,401	797
EQT Corp	6,571	270
Exxon Mobil Corp	8,511	998
Halliburton Co	4,010	147
Hess Corp	1,868	288
HF Sinclair Corp	1,178	65
Kinder Morgan Inc	19,664	383
Marathon Oil Corp	2,359	68
Marathon Petroleum Corp	2,427	429
New Fortress Energy Inc, Cl A	2,147	54
Occidental Petroleum Corp	1,070	67
ONEOK Inc	2,578	209
Ovintiv Inc	1,218	63
Phillips 66	680	97
Range Resources Corp	2,464	91
Schlumberger NV	4,621	212
Shell PLC ADR	6,492	473

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Southwestern Energy Co *	15,313	$115
TechnipFMC PLC	4,011	105
Texas Pacific Land Corp	213	131
Valero Energy Corp	1,795	282
Williams Cos Inc/The	4,821	200

		15,289
Financials — 15.3%
Affiliated Managers Group Inc	631	103
Aflac Inc	1,184	106
AGNC Investment Corp ‡	2,829	27
AIA Group Ltd	177,200	1,376
AIB Group PLC	122,736	696
Allfunds Group PLC	8,950	53
Allstate Corp/The	3,384	567
Ally Financial Inc	2,235	87
American Express Co	2,128	511
Ameriprise Financial Inc	2,810	1,227
Annaly Capital Management Inc ‡	3,097	61
Aon PLC, Cl A	2,132	600
Apollo Global Management Inc	658	76
Arch Capital Group Ltd *	2,300	236
Ares Management Corp, Cl A	1,251	175
Arthur J Gallagher & Co	272	69
Assurant Inc	485	84
Assured Guaranty Ltd	1,974	153
Axis Capital Holdings Ltd	1,754	130
Banco do Brasil SA	205,800	1,067
Bank of America Corp	18,967	759
Bank of New York Mellon Corp/The	6,146	366
Bank OZK	9,680	405
Barclays PLC	612,495	1,716
Berkshire Hathaway Inc, Cl B *	4,176	1,731
BlackRock Inc, Cl A	860	664
Blackstone Inc	1,004	121
Block Inc, Cl A *	934	60
BOK Financial Corp	794	72
Brighthouse Financial Inc *	1,395	62
Brown & Brown Inc	806	72
Capital One Financial Corp	657	90
Carlyle Group Inc/The	1,855	80
Charles Schwab Corp/The	8,887	651
Chimera Investment Corp ‡	2,606	31
Chubb Ltd	1,561	423
Cincinnati Financial Corp	726	85
Citigroup Inc	44,629	2,781
Citizens Financial Group Inc	14,083	497
City Holding Co	679	69
CME Group Inc, Cl A	2,621	532
CNA Financial Corp	184	8
Cohen & Steers Inc	792	56
Columbia Banking System Inc	2,761	53
Comerica Inc	724	37
Commerce Bancshares Inc/MO	1,315	73

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Credit Acceptance Corp *	209	$103
Cullen/Frost Bankers Inc	599	61
Discover Financial Services	6,258	768
East West Bancorp Inc	1,870	139
Equitable Holdings Inc	4,036	167
Euronet Worldwide Inc *	554	65
Evercore Inc, Cl A	786	160
Everest Group Ltd	248	97
Eversource Energy	5,900	349
FactSet Research Systems Inc	1,748	707
Fidelity National Financial Inc	1,791	90
Fidelity National Information Services Inc	613	47
Fifth Third Bancorp	1,877	70
First American Financial Corp	1,122	62
First Citizens BancShares Inc/NC, Cl A	16	27
First Hawaiian Inc	1,924	39
First Horizon Corp	10,810	171
First Interstate BancSystem Inc, Cl A	2,479	66
Fiserv Inc *	689	103
FNB Corp/PA	33,393	460
Franklin Resources Inc	1,707	40
Gjensidige Forsikring ASA	4,629	81
Global Payments Inc	6,612	673
Globe Life Inc	1,091	90
Goldman Sachs Group Inc/The	270	123
Hamilton Lane Inc, Cl A	801	101
Hanover Insurance Group Inc/The	687	91
Hartford Financial Services Group Inc/The	4,339	449
HDFC Bank Ltd ADR	4,249	246
Home BancShares Inc/AR	2,656	62
Houlihan Lokey Inc, Cl A	658	89
Huntington Bancshares Inc/OH	11,006	153
Independent Bank Corp	1,149	58
Intercontinental Exchange Inc	804	108
Invesco Ltd	3,179	50
Jack Henry & Associates Inc	408	67
Janus Henderson Group PLC	2,562	86
Jefferies Financial Group Inc	2,802	130
JPMorgan Chase & Co	12,758	2,585
KeyCorp	3,317	48
Kinsale Capital Group Inc	3,906	1,498
KKR & Co Inc, Cl A	2,511	258
Lincoln National Corp	1,943	64
London Stock Exchange Group PLC	2,688	314
LPL Financial Holdings Inc	709	203
LVMH Moet Hennessy Louis Vuitton SE	2,068	1,650
M&T Bank Corp	1,119	170
MarketAxess Holdings Inc	311	62
Marsh & McLennan Cos Inc	4,488	932
Mastercard Inc, Cl A	677	303
MetLife Inc	4,026	291
MGIC Investment Corp	7,078	149
Moody's Corp	2,034	808

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Morgan Stanley	20,904	$2,045
Morningstar Inc	253	73
MSCI Inc, Cl A	2,114	1,047
Nasdaq Inc	1,761	104
National Bank Holdings Corp, Cl A	2,089	76
NCR Atleos Corp *	916	26
New York Community Bancorp Inc	16,482	54
NMI Holdings Inc, Cl A *	2,141	71
Northern Trust Corp	2,012	170
NU Holdings Ltd/Cayman Islands, Cl A *	8,157	97
Old National Bancorp/IN	5,074	87
Old Republic International Corp	2,551	81
OneMain Holdings Inc, Cl A	1,860	91
Partners Group Holding AG	1,011	1,352
PayPal Holdings Inc *	4,618	291
Pinnacle Financial Partners Inc	2,549	203
PNC Financial Services Group Inc/The	2,121	334
Popular Inc	8,265	736
Primerica Inc	683	154
Principal Financial Group Inc	1,152	95
Progressive Corp/The	4,580	967
Prosperity Bancshares Inc	1,900	118
Prudential Financial Inc	5,745	691
Raymond James Financial Inc	1,360	167
Regions Financial Corp	5,506	107
Reinsurance Group of America Inc	1	—
RenaissanceRe Holdings Ltd	345	79
Rithm Capital Corp ‡	6,833	77
Rocket Cos Inc, Cl A *	6,200	86
S&P Global Inc	3,343	1,429
SLM Corp	12,309	264
SoFi Technologies Inc *	7,540	52
Starwood Property Trust Inc ‡	4,020	78
State Street Corp	10,717	810
Stifel Financial Corp	1,841	149
Synchrony Financial	2,944	129
Synovus Financial Corp	5,299	210
T Rowe Price Group Inc	674	79
TPG Inc, Cl A	2,239	94
Tradeweb Markets Inc, Cl A	874	95
Travelers Cos Inc/The	433	93
Truist Financial Corp	2,659	100
Univest Financial Corp	3,376	74
Unum Group	3,649	197
US Bancorp	1,600	65
UWM Holdings Corp	11,185	82
Valley National Bancorp	7,913	56
Virtu Financial Inc, Cl A	3,660	81
Visa Inc, Cl A	14,423	3,930
W R Berkley Corp	1,406	114
Webster Financial Corp	5,867	259
Western Alliance Bancorp	2,780	175
Western Union Co/The	12,682	162

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WEX Inc *	324	$61
White Mountains Insurance Group Ltd	78	141
Willis Towers Watson PLC	1,893	483
Wintrust Financial Corp	1,614	159
XP Inc, Cl A	28,710	545
Zions Bancorp NA	1,209	52

		54,378
Health Care — 8.8%
Acadia Healthcare Co Inc *	4,280	295
agilon health Inc *	753	5
Align Technology Inc *	210	54
Alnylam Pharmaceuticals Inc *	472	70
Amedisys Inc *	685	63
Apellis Pharmaceuticals Inc *	1,267	50
Avantor Inc *	2,706	65
Azenta Inc *	9,220	466
Baxter International Inc	11,232	383
Boston Scientific Corp *	15,011	1,134
Cardinal Health Inc	3,870	384
Cencora Inc, Cl A	3,458	784
Certara Inc *	1,816	31
Chemed Corp	108	60
Coloplast A/S, Cl B	7,648	918
CVS Health Corp	26,983	1,608
DENTSPLY SIRONA Inc	5,715	160
Dexcom Inc *	5,879	698
Doximity Inc, Cl A *	19	1
Edwards Lifesciences Corp *	8,452	734
Elanco Animal Health Inc *	45,240	800
Elevance Health Inc	1,813	976
Encompass Health Corp	5,211	450
Enovis Corp *	1,056	53
Ensign Group Inc/The	582	71
Envista Holdings Corp *	2,745	53
Exact Sciences Corp *	2,022	92
Exelixis Inc *	13,403	291
Fortrea Holdings Inc *	513	13
Globus Medical Inc, Cl A *	2,130	143
Henry Schein Inc *	2,467	171
Hologic Inc *	1,306	96
Hoya Corp	9,900	1,206
Humana Inc	345	124
ICON PLC ADR *	2,408	782
ICU Medical Inc *	171	18
IDEXX Laboratories Inc *	1,427	709
Incyte Corp *	7,222	417
Insulet Corp *	385	68
Integra LifeSciences Holdings Corp *	1,163	36
Intuitive Surgical Inc *	2,461	990
Ionis Pharmaceuticals Inc *	1,566	59
IQVIA Holdings Inc *	267	59
Jazz Pharmaceuticals PLC *	7,319	770
Koninklijke Philips NV *	47,002	1,270

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Labcorp Holdings Inc	513	$100
LeMaitre Vascular Inc	1,045	82
M3 Inc	5,300	51
Masimo Corp *	645	80
Medpace Holdings Inc *	238	92
Medtronic PLC	20,000	1,627
Mettler-Toledo International Inc *	540	758
Molina Healthcare Inc *	1	—
Natera Inc *	6,131	653
Neurocrine Biosciences Inc *	4,676	633
Novocure Ltd *	1,591	35
Penumbra Inc *	330	63
Premier Inc, Cl A	12,059	228
Prestige Consumer Healthcare Inc *	16,138	1,038
Quest Diagnostics Inc	2,735	388
QuidelOrtho Corp *	738	33
Repligen Corp *	2,688	401
ResMed Inc	2,818	582
Royalty Pharma PLC, Cl A	3,976	109
Sotera Health Co *	5,022	56
STERIS PLC	6,619	1,475
Stevanato Group SpA	2,450	50
Stryker Corp	2,405	820
Tandem Diabetes Care Inc *	159	8
Teladoc Health Inc *	293	3
Teleflex Inc	1,029	215
United Therapeutics Corp *	2,281	628
US Physical Therapy Inc	80	8
Vaxcyte Inc *	1,194	84
Veeva Systems Inc, Cl A *	1,171	204
Waters Corp *	2,039	630
West Pharmaceutical Services Inc	425	141
Zimmer Biomet Holdings Inc	5,327	613
Zoetis Inc, Cl A	9,779	1,658

		31,226
Industrials — 13.2%
A O Smith Corp	943	79
Acuity Brands Inc	561	146
AECOM	1,218	106
AerCap Holdings NV	15,761	1,461
AGCO Corp	675	72
Air Lease Corp, Cl A	6,874	328
Alaska Air Group Inc *	2,479	104
Allegion plc	536	65
Allison Transmission Holdings Inc	2,275	173
American Airlines Group Inc *	4,404	51
AMETEK Inc	3,249	551
AP Moller - Maersk A/S, Cl B	783	1,421
Armstrong World Industries Inc	1,080	125
Assa Abloy AB, Cl B	45,170	1,319
Automatic Data Processing Inc	7,280	1,783
AutoStore Holdings Ltd *	26,907	38
Avis Budget Group Inc	323	37

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AZEK Co Inc/The, Cl A *	2,408	$116
Booz Allen Hamilton Holding Corp, Cl A	1,232	188
Broadridge Financial Solutions Inc	381	77
CACI International Inc, Cl A *	373	158
Carlisle Cos Inc	402	168
Carrier Global Corp	2,640	167
Caterpillar Inc	256	87
CH Robinson Worldwide Inc	994	86
ChargePoint Holdings Inc *	7,231	12
Chart Industries Inc *	1,314	206
Cintas Corp	215	146
Clarivate PLC *	9,578	55
CNH Industrial NV	58,813	621
Computershare Ltd	12,046	213
Concentrix Corp	404	25
Copart Inc *	3,236	172
Core & Main Inc, Cl A *	1,847	106
CSX Corp	4,524	153
Cummins Inc	1,667	470
Dayforce Inc *	1,194	59
Deere & Co	1,975	740
Delta Air Lines Inc	15,680	800
Diploma PLC	8,463	441
Donaldson Co Inc	397	29
Dover Corp	1,366	251
Eaton Corp PLC	3,417	1,137
EMCOR Group Inc	908	353
Emerson Electric Co	1,607	180
Enerpac Tool Group Corp, Cl A	24,622	968
Enpro Inc	439	67
Enviri Corp *	86,138	762
ExlService Holdings Inc *	5,410	162
Expeditors International of Washington Inc	896	108
Experian PLC	33,640	1,545
Fastenal Co	1,128	74
FedEx Corp	2,248	571
Ferguson PLC	409	84
Flowserve Corp	1,306	65
Fortive Corp	627	47
Fortune Brands Innovations Inc	945	66
FTI Consulting Inc *	918	197
Gates Industrial Corp PLC *	5,238	91
Generac Holdings Inc *	427	63
Genpact Ltd	21,598	714
GFL Environmental Inc	32,870	1,034
Graco Inc	401	32
Hayward Holdings Inc *	5,405	78
HEICO Corp	870	193
HEICO Corp, Cl A	600	105
Hertz Global Holdings Inc *	6,414	28
Hexcel Corp	889	61
Howmet Aerospace Inc	2,891	245
Hubbell Inc, Cl B	100	39

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Huron Consulting Group Inc *	270	$24
IDEX Corp	425	89
Illinois Tool Works Inc	3,263	792
IMCD NV	459	69
Ingersoll Rand Inc	1,197	111
Insperity Inc	1,029	97
ITT Inc	1,117	148
JB Hunt Transport Services Inc	477	77
Johnson Controls International plc	9,066	652
Kirby Corp *	2,029	252
Knight-Swift Transportation Holdings Inc, Cl A	1,117	54
Korn Ferry	1,643	108
Landstar System Inc	336	61
Legrand SA	12,691	1,365
Lennox International Inc	194	98
LG Corp	2,526	149
Lincoln Electric Holdings Inc	809	159
Lyft Inc, Cl A *	1,618	25
ManpowerGroup Inc	944	70
Masco Corp	1,109	78
MasTec Inc *	834	94
MDU Resources Group Inc	2,166	55
Mercury Systems Inc *	1,569	49
Middleby Corp/The *	535	69
MSA Safety Inc	401	72
MSC Industrial Direct Co Inc, Cl A	5,596	481
Nordson Corp	843	198
Norfolk Southern Corp	420	94
nVent Electric PLC	2,436	198
Old Dominion Freight Line Inc	3,432	601
Oshkosh Corp	1,137	129
Otis Worldwide Corp	11,012	1,092
Owens Corning	790	143
PACCAR Inc	1,156	124
Parker-Hannifin Corp	128	68
Paychex Inc	550	66
Paycom Software Inc	217	32
Paycor HCM Inc *	2,683	33
Paylocity Holding Corp *	467	66
Pentair PLC	1,364	111
Quanta Services Inc	191	53
RB Global Inc	1,099	80
Regal Rexnord Corp	733	110
RELX PLC	38,805	1,688
Republic Services Inc, Cl A	700	130
Robert Half Inc	1,607	103
Rockwell Automation Inc	1,053	271
Rollins Inc	2,023	92
Ryder System Inc	2,375	289
Saia Inc *	191	78
Schneider National Inc, Cl B	2,470	56
Science Applications International Corp	487	66

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sensata Technologies Holding PLC	6,719	$278
Signify NV	55,625	1,505
SiteOne Landscape Supply Inc *	487	75
SMS Co Ltd	28,400	352
Snap-on Inc	234	64
Societe BIC SA	942	70
Southwest Airlines Co	1,122	30
Standex International Corp	1,683	283
Stanley Black & Decker Inc	4,972	433
Sunrun Inc *	439	6
Tetra Tech Inc	1,268	266
Timken Co/The	1,209	105
Toro Co/The	721	58
Toromont Industries Ltd	5,172	452
Trane Technologies PLC	2,634	863
TransDigm Group Inc	58	78
TransUnion	974	70
Trex Co Inc *	956	83
Uber Technologies Inc *	1,349	87
UniFirst Corp/MA	449	71
Union Pacific Corp	3,457	805
United Airlines Holdings Inc *	1,164	62
United Parcel Service Inc, Cl B	5,859	814
United Rentals Inc	308	206
Valmont Industries Inc	292	73
VAT Group AG	141	76
Verisk Analytics Inc, Cl A	474	120
Vertiv Holdings Co, Cl A	1,593	156
Vestis Corp	1,298	16
Waste Connections Inc	8,921	1,466
Waste Management Inc	3,911	824
Watsco Inc	331	157
WESCO International Inc	964	173
Westinghouse Air Brake Technologies Corp	2,694	456
WillScot Mobile Mini Holdings Corp *	1,711	67
Wolters Kluwer NV	5,498	872
Woodward Inc	800	149
WW Grainger Inc	824	759
Xylem Inc/NY	5,273	744

		46,967
Information Technology — 23.6%
Accenture PLC, Cl A	5,970	1,685
Adobe Inc *	2,572	1,144
Advanced Micro Devices Inc *	10,159	1,696
Akamai Technologies Inc *	5,807	536
Allegro MicroSystems Inc *	1,597	48
Amdocs Ltd	872	69
Amphenol Corp, Cl A	1,822	241
Analog Devices Inc	326	76
ANSYS Inc *	247	78
Apple Inc	50,760	9,759
Applied Materials Inc	4,826	1,038
AppLovin Corp, Cl A *	4,000	326

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arista Networks Inc *	2,910	$866
Arrow Electronics Inc *	1,030	135
ASML Holding NV	1,677	1,585
Aspen Technology Inc *	322	68
Atlassian Corp, Cl A *	1	—
Autodesk Inc *	334	67
Avnet Inc	1,907	104
Belden Inc	657	63
Bentley Systems Inc, Cl B	2,299	116
Broadcom Inc	3,302	4,387
Brother Industries Ltd	81,900	1,578
Cadence Design Systems Inc *	832	238
CDW Corp/DE	4,127	923
Check Point Software Technologies Ltd *	7,699	1,159
Ciena Corp *	1,878	90
Cirrus Logic Inc *	1,236	142
Cisco Systems Inc	19,204	893
Cloudflare Inc, Cl A *	666	45
Cognex Corp	6,582	300
Cognizant Technology Solutions Corp, Cl A	869	57
Coherent Corp *	2,594	148
Confluent Inc, Cl A *	550	14
Datadog Inc, Cl A *	1,075	118
DocuSign Inc, Cl A *	497	27
Dolby Laboratories Inc, Cl A	1,050	85
Dropbox Inc, Cl A *	2,225	50
DXC Technology Co *	2,083	32
Elastic NV *	642	67
Enphase Energy Inc *	500	64
Entegris Inc	553	70
F5 Inc *	506	86
Fair Isaac Corp *	42	54
First Solar Inc *	733	199
Fortinet Inc *	1,010	60
Gartner Inc *	205	86
Gen Digital Inc	2,665	66
Gitlab Inc, Cl A *	1,223	58
GLOBALFOUNDRIES Inc *	1,155	57
Globant SA *	146	24
GoDaddy Inc, Cl A *	5,660	790
Guidewire Software Inc *	1,075	122
Halma PLC	13,884	394
Harmonic Inc *	9,616	118
Hewlett Packard Enterprise Co	41,813	738
Hexagon AB, Cl B	36,106	396
HP Inc	22,192	810
HubSpot Inc *	83	51
Intel Corp	11,891	367
International Business Machines Corp	678	113
Intuit Inc	4,062	2,342
IPG Photonics Corp *	692	60
Jabil Inc	593	71
Juniper Networks Inc	15,906	567

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Keyence Corp	200	$90
Keysight Technologies Inc *	2,282	316
KLA Corp	445	338
Kulicke & Soffa Industries Inc	1,690	77
Kyndryl Holdings Inc *	7,926	211
Lam Research Corp	1,016	947
Largan Precision Co Ltd	3,000	212
Lattice Semiconductor Corp *	677	50
Littelfuse Inc	331	85
Lotes Co Ltd	3,000	150
Lumentum Holdings Inc *	1,071	47
Manhattan Associates Inc *	64	14
Marvell Technology Inc	11,348	781
Micron Technology Inc	16,638	2,080
Microsoft Corp	32,892	13,654
MKS Instruments Inc	668	85
MongoDB Inc, Cl A *	261	62
Monolithic Power Systems Inc	659	485
Motorola Solutions Inc	3,946	1,440
National Bank of Canada	17,662	1,509
nCino Inc *	762	23
NCR Voyix Corp *	1,832	24
NetApp Inc	1,531	184
Nokia Oyj	426,148	1,661
Nutanix Inc, Cl A *	3,455	191
NVIDIA Corp	8,487	9,305
Okta Inc, Cl A *	276	24
ON Semiconductor Corp *	3,785	276
Oracle Corp	3,681	431
Palo Alto Networks Inc *	1	—
Power Integrations Inc	800	61
Procore Technologies Inc *	905	61
PTC Inc *	1	—
QUALCOMM Inc	5,570	1,137
RingCentral Inc, Cl A *	199	7
Rogers Corp *	596	70
Roper Technologies Inc	137	73
Salesforce Inc	4,138	970
Samsung Electronics Co Ltd	24,218	1,283
SAP SE	9,517	1,715
ServiceNow Inc *	277	182
Silicon Laboratories Inc *	508	64
Skyworks Solutions Inc	606	56
Smartsheet Inc, Cl A *	1,379	51
Snowflake Inc, Cl A *	867	118
Synopsys Inc *	73	41
Taiwan Semiconductor Manufacturing Co Ltd ADR	16,539	2,498
TD SYNNEX Corp	404	53
Teledyne Technologies Inc *	157	62
Teradata Corp *	1,199	39
Teradyne Inc	2,868	404
Texas Instruments Inc	407	79

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Trimble Inc *	1,500	$84
Twilio Inc, Cl A *	463	27
Tyler Technologies Inc *	237	114
Ubiquiti Inc	331	47
UiPath Inc, Cl A *	4,862	60
Unity Software Inc *	585	11
Universal Display Corp	2,260	397
VeriSign Inc *	2,996	522
Viasat Inc *	2,518	43
Viavi Solutions Inc *	6,176	46
Vontier Corp	9,773	391
Western Digital Corp *	2,446	184
Wolfspeed Inc *	341	9
Workday Inc, Cl A *	1,592	337
Zebra Technologies Corp, Cl A *	677	211
Zoom Video Communications Inc, Cl A *	186	11
Zscaler Inc *	487	83

		84,169
Materials — 4.0%
Air Products and Chemicals Inc	2,804	748
Albemarle Corp	467	57
Alcoa Corp	4,724	209
Amcor PLC	8,591	87
Anglo American PLC	16,944	542
AptarGroup Inc	1,090	161
Arcadium Lithium PLC *	20,846	92
Ardagh Metal Packaging SA	19,120	76
Avery Dennison Corp	548	125
Axalta Coating Systems Ltd *	19,933	709
Ball Corp	927	64
Berry Global Group Inc	1,072	64
Cabot Corp	1,164	119
Celanese Corp, Cl A	707	107
CF Industries Holdings Inc	2,717	217
Chemours Co/The	3,046	76
Cleveland-Cliffs Inc *	4,585	79
Covestro AG *	14,389	772
Crown Holdings Inc	5,279	444
Dow Inc	975	56
DuPont de Nemours Inc	9,451	777
Eastman Chemical Co	4,713	478
Ecolab Inc	466	108
Element Solutions Inc	5,641	136
FMC Corp	11,270	687
Freeport-McMoRan Inc	5,276	278
Graphic Packaging Holding Co	4,953	140
Huntsman Corp	4,477	111
Ingevity Corp *	1,326	65
Innospec Inc	1,185	155
International Flavors & Fragrances Inc	737	71
International Paper Co	1,238	56
Linde PLC	168	73
Louisiana-Pacific Corp	1,691	155

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LyondellBasell Industries NV, Cl A	607	$60
Martin Marietta Materials Inc	1,672	957
Mosaic Co/The	2,498	77
NewMarket Corp	145	78
Newmont Corp	14,973	628
Nucor Corp	870	147
O-I Glass Inc, Cl I *	8,446	107
Packaging Corp of America	472	87
PPG Industries Inc	510	67
Quaker Chemical Corp	241	44
Reliance Inc	4,921	1,480
Rio Tinto Ltd	5,521	475
Royal Gold Inc	466	60
Scotts Miracle-Gro Co/The	796	55
Sealed Air Corp	1,831	71
Sherwin-Williams Co/The	3,464	1,052
Sonoco Products Co	903	55
SSR Mining Inc	5,467	29
Steel Dynamics Inc	1,777	238
United States Steel Corp	4,118	158
Vulcan Materials Co	363	93
Westrock Co	1,448	78

		14,190
Real Estate — 2.1%
Alexandria Real Estate Equities Inc ‡	322	38
American Homes 4 Rent, Cl A ‡	2,436	88
American Tower Corp ‡	3,377	661
Americold Realty Trust Inc ‡	1,965	52
AvalonBay Communities Inc ‡	909	175
Boston Properties Inc ‡	2,949	179
Brixmor Property Group Inc ‡	4,961	112
CBRE Group Inc, Cl A *	5,245	462
COPT Defense Properties ‡	3,768	93
CoStar Group Inc *	712	56
Cousins Properties Inc ‡	2,645	61
Crown Castle Inc ‡	4,114	422
CubeSmart ‡	1,472	62
Digital Realty Trust Inc ‡	437	63
EastGroup Properties Inc ‡	635	105
Equinix Inc ‡	1,266	966
Equity LifeStyle Properties Inc ‡	1,548	97
Equity Residential ‡	780	51
Essex Property Trust Inc ‡	187	49
Extra Space Storage Inc ‡	460	67
Federal Realty Investment Trust ‡	402	41
First Industrial Realty Trust Inc ‡	1,196	56
Healthpeak Properties Inc ‡	3,935	78
Highwoods Properties Inc ‡	2,287	59
Host Hotels & Resorts Inc ‡	9,310	167
Howard Hughes Holdings Inc *	411	27
Iron Mountain Inc ‡	1,533	124
Jones Lang LaSalle Inc *	410	83
Kilroy Realty Corp ‡	811	27

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kimco Realty Corp ‡	2,506	$48
Lamar Advertising Co, Cl A ‡	862	102
Mid-America Apartment Communities Inc ‡	482	64
NET Lease Office Properties ‡	3,015	72
Newmark Group Inc, Cl A	11,057	115
NNN REIT Inc ‡	993	41
Park Hotels & Resorts Inc ‡	5,035	80
Prologis Inc ‡	6,809	752
Public Storage ‡	298	82
Rayonier Inc ‡	2,788	84
Realty Income Corp ‡	1,634	87
Regency Centers Corp ‡	826	51
Rexford Industrial Realty Inc ‡	1,192	54
SBA Communications Corp, Cl A ‡	1,053	207
Simon Property Group Inc ‡	566	86
STAG Industrial Inc ‡	3,653	128
Swire Pacific Ltd, Cl A	20,000	174
Terreno Realty Corp ‡	1,746	99
UDR Inc ‡	2,288	88
Ventas Inc ‡	1,890	95
Vornado Realty Trust ‡	765	19
Welltower Inc ‡	1,829	190
Weyerhaeuser Co ‡	2,954	89
Zillow Group Inc, Cl C *	1,894	77

		7,405
Utilities — 2.4%
AES Corp/The	4,013	87
Alliant Energy Corp	1,828	94
Ameren Corp	786	58
American Electric Power Co Inc	1,847	167
American Water Works Co Inc	2,358	308
Atmos Energy Corp	534	62
Avangrid Inc	2,174	78
Brookfield Infrastructure Corp, Cl A	1,361	47
Brookfield Renewable Corp, Cl A	3,044	96
CenterPoint Energy Inc	3,540	108
Clearway Energy Inc, Cl C	2,159	60
CMS Energy Corp	5,948	374
Consolidated Edison Inc	3,038	287
Dominion Energy Inc	1,583	85
DTE Energy Co	931	108
Duke Energy Corp	2,448	254
Edison International	7,451	573
Entergy Corp	595	67
Essential Utilities Inc	1,211	46
Evergy Inc	833	46
Exelon Corp	15,856	595
FirstEnergy Corp	11,167	450
IDACORP Inc, Cl Rights	994	95
National Fuel Gas Co	1,319	75
NextEra Energy Inc	14,684	1,175
NiSource Inc	1,440	42
NRG Energy Inc	16,896	1,369

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OGE Energy Corp	2,708	$98
Pinnacle West Capital Corp	566	45
PPL Corp	23,068	677
Public Service Enterprise Group Inc	1,010	76
Sempra	932	72
Spire Inc	978	60
UGI Corp	1,904	48
Vistra Corp	1,148	114
WEC Energy Group Inc	737	60
Xcel Energy Inc	6,735	373

		8,429
Total Common Stock
(Cost $243,790) ($ Thousands)		346,298

PREFERRED STOCK — 0.6%

Consumer Discretionary — 0.1%
Volkswagen AG (A)	2,540	317

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Consumer Staples — 0.5%
Henkel AG & Co KGaA (A)	19,311	$1,743

Total Preferred Stock
(Cost $1,869) ($ Thousands)		2,060
	Number of Rights
RIGHTS — 0.0%
United States — 0.0%
Abiomed Inc *‡‡	297	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class
5.050%**†	4,582,286	4,582
Total Cash Equivalent
(Cost $4,582) ($ Thousands)		4,582
Total Investments in Securities — 99.2%
(Cost $250,241) ($ Thousands)		$352,940

A list of the open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	6	Jun-2024	$615	$623	$8
S&P 500 Index E-MINI	16	Jun-2024	4,170	4,237	67
			$4,785	$4,860	$75

Percentages are based on Net Assets of $355,940 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	No interest rate available.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations
PLC — Public Limited Company
S&P— Standard & Poor's

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Equity Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2024 ($ Thousands):

Security Description	Value 2/29/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,022	$5,145	$(4,585)	$—	$—	$4,582	$60	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 34.7%
Agency Mortgage-Backed Obligations — 28.0%
FHLMC
6.500%, 02/01/2053 to 02/01/2054	$353	$361
6.000%, 03/01/2035 to 03/01/2054	1,195	1,209
5.500%, 04/01/2030 to 09/01/2053	1,186	1,175
5.000%, 06/01/2041 to 05/01/2053	1,477	1,432
4.500%, 06/01/2038 to 11/01/2052	615	588
4.000%, 07/01/2037 to 02/01/2053	744	688
3.500%, 04/01/2033 to 04/01/2052	1,237	1,120
3.000%, 06/01/2034 to 06/01/2052	3,358	2,945
2.500%, 01/01/2050 to 05/01/2052	4,419	3,631
2.000%, 09/01/2040 to 11/01/2051	2,622	2,102
1.500%, 11/01/2040 to 03/01/2052	469	371
FHLMC ARM
5.974%, RFUCCT1Y + 1.623%, 10/01/2046(A)	187	190
5.943%, RFUCCT1Y + 1.598%, 06/01/2047(A)	85	86
3.101%, RFUCCT1Y + 1.621%, 02/01/2050(A)	62	60
3.006%, RFUCCT1Y + 1.627%, 11/01/2048(A)	46	43
2.872%, RFUCCT1Y + 1.619%, 11/01/2047(A)	51	49
2.634%, RFUCCT1Y + 1.634%, 12/01/2050(A)	97	88
FHLMC CMO, Ser 2014-328, Cl S4, IO
0.228%, 02/15/2038(A)	17	1
FHLMC CMO, Ser 2014-4415, IO
0.166%, 04/15/2041(A)	77	5
FHLMC CMO, Ser 2015-4494, Cl AI, IO
0.215%, 11/15/2038(A)	81	6
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	46	39
FHLMC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	76	12
FHLMC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	80	11
FHLMC CMO, Ser 2020-5038, Cl PJ
0.750%, 10/25/2050	300	206
FHLMC CMO, Ser 2021-5071, Cl IH, IO
2.500%, 02/25/2051	80	10
FHLMC CMO, Ser 2021-5118, Cl NI, IO
2.000%, 02/25/2051	756	99
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	200	175
FHLMC CMO, Ser 2022-5230, Cl PE
2.000%, 12/25/2051	100	77
FHLMC CMO, Ser 2023-5377, IO
2.500%, 12/25/2051	874	114
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1517, Cl X1, IO
1.323%, 07/25/2035(A)	235	24

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1519, Cl X1, IO
0.594%, 12/25/2035(A)	$2,057	$94
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2021-K124, Cl X1, IO
0.718%, 12/25/2030(A)	2,983	111
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2022-1, Cl MAU
3.250%, 11/25/2061	293	258
FHLMC STACR REMIC Trust, Ser 2020-DNA1, Cl B1
7.738%, SOFR30A + 2.414%, 01/25/2050(A)(B)	180	184
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.824%, SOFR30A + 1.500%, 10/25/2041(A)(B)	260	261
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1B
7.724%, SOFR30A + 2.400%, 02/25/2042(A)(B)	200	205
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M2
9.074%, SOFR30A + 3.750%, 02/25/2042(A)(B)	110	116
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl B1
10.974%, SOFR30A + 5.650%, 04/25/2042(A)(B)	120	131
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M1A
7.474%, SOFR30A + 2.150%, 09/25/2042(A)(B)	71	72
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1A
7.424%, SOFR30A + 2.100%, 04/25/2043(A)(B)	174	177
FHLMC STACR REMIC Trust, Ser 2024-DNA1, Cl M2
7.274%, SOFR30A + 1.950%, 02/25/2044(A)(B)	250	253
FNMA
6.500%, 01/01/2053 to 03/01/2054	360	369
6.000%, 12/01/2052 to 06/01/2053	458	462
5.500%, 08/01/2049 to 11/01/2053	1,840	1,821
5.000%, 07/01/2052 to 08/01/2053	2,564	2,498
4.500%, 07/01/2033 to 01/01/2059	3,634	3,463
4.000%, 01/01/2037 to 06/01/2057	2,829	2,615
3.500%, 12/01/2034 to 05/01/2052	3,555	3,200
3.000%, 11/01/2034 to 09/01/2061	4,312	3,749
2.810%, 04/01/2025	40	39
2.500%, 01/01/2032 to 07/01/2061	7,987	6,671
2.000%, 10/01/2040 to 03/01/2052	3,662	2,936
1.500%, 11/01/2041 to 03/01/2051	337	265

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA ARM
6.186%, RFUCCT1Y + 1.589%, 04/01/2047(A)	$106	$106
FNMA CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	125	110
FNMA CMO, Ser 2014-6, Cl Z
2.500%, 02/25/2044	129	108
FNMA CMO, Ser 2015-55, IO
0.176%, 08/25/2055(A)	69	3
FNMA CMO, Ser 2015-56, Cl AS, IO
0.712%, 08/25/2045(A)	103	11
FNMA CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	200	150
FNMA CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	47	40
FNMA CMO, Ser 2020-96, Cl IN, IO
3.000%, 01/25/2051	153	23
FNMA CMO, Ser 2020-97, Cl AI, IO
2.000%, 01/25/2051	509	70
GNMA
6.500%, 01/20/2054	785	806
6.000%, 07/20/2053 to 02/20/2054	790	803
5.500%, 11/20/2052 to 08/20/2053	1,035	1,031
5.000%, 11/20/2048 to 08/20/2053	784	763
4.500%, 01/15/2042 to 09/20/2052	1,102	1,057
4.000%, 08/15/2045 to 10/20/2052	769	711
3.500%, 04/20/2046 to 04/20/2052	890	799
3.000%, 09/15/2042 to 04/20/2052	1,468	1,270
2.500%, 05/20/2051 to 12/20/2052	813	675
2.000%, 10/20/2050 to 04/20/2051	2,070	1,651
GNMA CMO, Ser 2007-51, Cl SG, IO
1.145%, 08/20/2037(A)	6	–
GNMA CMO, Ser 2012-34, Cl SA, IO
0.615%, 03/20/2042(A)	60	5
GNMA CMO, Ser 2012-43, Cl SN, IO
1.166%, 04/16/2042(A)	49	6
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.730%, 10/20/2062(A)	18	–
GNMA CMO, Ser 2014-118, Cl HS, IO
0.765%, 08/20/2044(A)	103	11
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	72	10
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	74	10
GNMA CMO, Ser 2020-175, Cl GI, IO
2.000%, 11/20/2050	70	8
GNMA CMO, Ser 2020-H09, Cl FL
6.589%, TSFR1M + 1.264%, 05/20/2070(A)	59	59
GNMA CMO, Ser 2021-176, Cl IN, IO
2.500%, 10/20/2051	246	34
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	269	212

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2021-223, Cl P
2.000%, 06/20/2051	$80	$69
GNMA CMO, Ser 2021-57, Cl BI, IO
3.000%, 03/20/2051	337	53
GNMA CMO, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	247	33
GNMA CMO, Ser 2022-139, Cl AL
4.000%, 07/20/2051	100	87
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	91	74
GNMA CMO, Ser 2022-63, Cl LM
3.500%, 10/20/2050	100	81
GNMA CMO, Ser 2023-80, Cl IA, IO
4.500%, 10/20/2047	1,356	265
GNMA, Ser 2020-103, Cl AD
1.450%, 01/16/2063	115	85
GNMA, Ser 2020-178, IO
1.422%, 10/16/2060(A)	1,107	104
GNMA, Ser 2022-113, Cl Z
2.000%, 09/16/2061	623	325
GNMA, Ser 2022-3, IO
0.640%, 02/16/2061(A)	287	14

		58,599
Agency Mortgage-Backed Obligatoins — 0.1%
FHLB DN
0.000%, 07/15/2024(C)	180	179

Non-Agency Mortgage-Backed Obligations — 6.6%
Angel Oak Mortgage Trust, Ser 2022-3, Cl A3
4.098%, 01/25/2067(A)(B)	100	90
BANK, Ser 2017-BNK8, Cl XA, IO
0.709%, 11/15/2050(A)	1,342	27
BANK, Ser 2018-BNK10, Cl A5
3.688%, 02/15/2061	160	150
BANK, Ser 2019-BNK21, Cl XA, IO
0.836%, 10/17/2052(A)	4,019	137
BANK5 Trust, Ser 2023-5YR2, Cl A3
6.656%, 07/15/2056(A)	500	519
BANK5 Trust, Ser 2024-5YR6, Cl C
7.199%, 05/15/2057(A)	100	101
BBCCRE Trust, Ser 2015-GTP, Cl D
4.563%, 08/10/2033(A)(B)	140	119
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-AC6, Cl A1
5.750%, 11/25/2034(D)	40	33
Benchmark Mortgage Trust, Ser 2018-B1, Cl A5
3.666%, 01/15/2051(A)	190	177
Benchmark Mortgage Trust, Ser 2019-B17, Cl A2
2.211%, 03/15/2053	395	367

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust, Ser 2020-B22, Cl ASB
1.731%, 01/15/2054	$474	$415
BMP, Ser 2024-MF23, Cl D
7.711%, TSFR1M + 2.390%, 06/15/2041(A)(B)	210	210
BPR Trust, Ser 2022-OANA, Cl A
7.215%, TSFR1M + 1.898%, 04/15/2037(A)(B)	140	141
BRAVO Residential Funding Trust, Ser 2022-NQM3, Cl A1
5.108%, 07/25/2062(A)(B)	153	151
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
6.131%, TSFR1M + 0.814%, 09/15/2036(A)(B)	287	285
BX Commercial Mortgage Trust, Ser 2023-XL3, Cl A
7.078%, TSFR1M + 1.761%, 12/09/2040(A)(B)	569	572
BX Commercial Mortgage Trust, Ser 2024-KING, Cl E
8.988%, TSFR1M + 3.688%, 05/15/2034(A)(B)	160	160
BX Commercial Mortgage Trust, Ser 2024-XL5, Cl A
6.708%, TSFR1M + 1.392%, 03/15/2041(A)(B)	594	594
BX Mortgage Trust, Ser 2022-MVRK, Cl A
6.784%, TSFR1M + 1.467%, 03/15/2039(A)(B)	162	160
CD Mortgage Trust, Ser 2017-CD5, Cl A4
3.431%, 08/15/2050	180	168
CENT Trust, Ser 2023-CITY, Cl A
7.937%, TSFR1M + 2.620%, 09/15/2038(A)(B)	130	131
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl A1
5.709%, TSFR1M + 0.384%, 05/25/2035(A)(B)	35	32
Citigroup Commercial Mortgage Trust, Ser 2019-C7, Cl XA, IO
0.855%, 12/15/2072(A)	1,064	39
COMM Mortgage Trust, Ser 2015-CR23, Cl A4
3.497%, 05/10/2048	549	538
COMM Mortgage Trust, Ser 2015-CR26, Cl A4
3.630%, 10/10/2048	417	404
Cross Mortgage Trust, Ser 2024-H2, Cl A1
6.093%, 04/25/2069(B)(D)	334	333
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl AS
3.849%, 06/15/2057(A)	210	204

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(B)	$117	$103
CSMC Trust, Ser 2022-RPL4, Cl A1
3.904%, 04/25/2062(A)(B)	194	181
DTP Commercial Mortgage Trust, Ser 2023-STE2, Cl A
5.843%, 01/15/2041(A)(B)	100	100
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(A)(B)	34	29
FS Commercial Mortgage Trust, Ser 2023-4SZN, Cl B
7.544%, 11/10/2039(A)(B)	160	165
GCAT Trust, Ser 2024-INV1, Cl 1A2
5.500%, 01/25/2054(A)(B)	184	179
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl AAB
1.662%, 12/12/2053	260	234
ILPT Commercial Mortgage Trust, Ser 2022-LPF2, Cl A
7.562%, TSFR1M + 2.245%, 10/15/2039(A)(B)	160	160
Impac CMB Trust, Ser 2005-4, Cl 1M1
6.084%, TSFR1M + 0.544%, 05/25/2035(A)	17	15
JP Morgan Mortgage Trust, Ser 2024-4, Cl A4A
6.000%, 10/25/2054(A)(B)	315	313
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl XA, IO
0.829%, 10/15/2050(A)	1,285	27
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl F
8.674%, TSFR1M + 3.357%, 06/15/2035(A)(B)	250	4
JPMorgan Mortgage Trust, Ser 2005-S2, Cl 2A15
6.000%, 09/25/2035	84	58
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(A)(B)	15	13
JPMorgan Mortgage Trust, Ser 2020-3, Cl A3A
3.000%, 08/25/2050(A)(B)	63	53
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 12/15/2049	156	151
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-INV2, Cl A1
6.500%, 02/25/2054(A)(B)	206	207
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035(A)(B)	110	102

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MSWF Commercial Mortgage Trust, Ser 2023-2, Cl A5
6.014%, 12/15/2056(A)	$110	$115
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	96	89
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(B)	185	171
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	164	152
NJ Trust, Ser 2023-GSP, Cl A
6.481%, 01/06/2029(A)(B)	100	103
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.638%, 03/25/2047(D)	88	82
NRTH Mortgage Trust, Ser 2024-PARK, Cl A
6.958%, TSFR1M + 1.641%, 03/15/2041(A)(B)	120	120
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A1
1.850%, 11/20/2050(B)	203	190
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A3
2.260%, 11/20/2050(B)	229	210
OBX Trust, Ser 2022-NQM1, Cl A2
3.001%, 11/25/2061(A)(B)	120	87
OBX Trust, Ser 2022-NQM6, Cl A1
4.700%, 07/25/2062(B)(D)	151	147
OBX Trust, Ser 2022-NQM7, Cl A1
5.110%, 08/25/2062(B)(D)	151	148
OBX Trust, Ser 2023-NQM6, Cl A1
6.520%, 07/25/2063(B)(D)	244	245
OBX Trust, Ser 2023-NQM7, Cl A1
6.844%, 04/25/2063(B)(D)	205	207
OBX Trust, Ser 2024-NQM3, Cl A3
6.433%, 12/25/2063(B)(D)	95	95
PRKCM Trust, Ser 2022-AFC1, Cl A1A
4.100%, 04/25/2057(A)(B)	83	79
Residential Mortgage Loan Trust, Ser 2019-3, Cl A1
2.633%, 09/25/2059(A)(B)	4	4
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045(B)	77	75
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046(B)	466	425
Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl MA
3.000%, 05/25/2057	159	144
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.500%, 08/25/2057(A)	140	131

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	$197	$183
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	239	221
Seasoned Credit Risk Transfer Trust, Ser 2022-2, Cl MA
3.000%, 04/25/2062	229	198
Sequoia Mortgage Trust, Ser 2024-4, Cl A4
6.000%, 05/25/2054(A)(B)	316	316
SG Commercial Mortgage Securities Trust, Ser 2016-C5, Cl A3
2.779%, 10/10/2048	220	210
SMRT, Ser 2022-MINI, Cl D
7.267%, TSFR1M + 1.950%, 01/15/2039(A)(B)	210	207
SREIT Trust, Ser 2021-MFP2, Cl A
6.253%, TSFR1M + 0.936%, 11/15/2036(A)(B)	110	109
UBS Commercial Mortgage Trust, Ser 2018-C12, Cl A2
4.152%, 08/15/2051	10	10
UBS Commercial Mortgage Trust, Ser 2018-C13, Cl ASB
4.241%, 10/15/2051	479	464
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl AS
3.872%, 05/15/2048(A)	270	263
Wells Fargo Commercial Mortgage Trust, Ser 2016-C37, Cl A4
3.525%, 12/15/2049	156	150

		13,701
Total Mortgage-Backed Securities
(Cost $77,649) ($ Thousands)		72,479

CORPORATE OBLIGATIONS — 27.8%
Communication Services — 2.7%
AT&T
6.763%, TSFR3M + 1.442%, 06/12/2024 (A)	462	462
5.350%, 09/01/2040	21	20
4.500%, 03/09/2048	39	32
4.350%, 06/15/2045	20	17
3.650%, 09/15/2059	32	22
3.500%, 06/01/2041	151	115
2.550%, 12/01/2033	339	268
2.300%, 06/01/2027	60	55
2.250%, 02/01/2032	50	40
CCO Holdings
4.750%, 02/01/2032 (B)	100	81

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 05/01/2032	$100	$79
4.500%, 06/01/2033 (B)	20	15
Charter Communications Operating
6.550%, 06/01/2034	20	20
6.484%, 10/23/2045	20	18
6.384%, 10/23/2035	580	566
5.750%, 04/01/2048	90	76
5.500%, 04/01/2063	30	23
5.375%, 04/01/2038	10	9
5.375%, 05/01/2047	10	8
5.125%, 07/01/2049	10	8
5.050%, 03/30/2029	40	38
4.908%, 07/23/2025	7	7
4.800%, 03/01/2050	30	22
4.400%, 04/01/2033	270	237
3.500%, 03/01/2042	10	7
Comcast
4.250%, 10/15/2030	200	190
4.150%, 10/15/2028	40	39
4.049%, 11/01/2052	150	116
4.000%, 08/15/2047	10	8
4.000%, 03/01/2048	10	8
3.999%, 11/01/2049	10	8
3.969%, 11/01/2047	90	70
3.950%, 10/15/2025	130	128
3.750%, 04/01/2040	20	16
3.450%, 02/01/2050	40	28
3.400%, 04/01/2030	20	18
3.400%, 07/15/2046	10	7
3.300%, 04/01/2027	190	181
3.150%, 03/01/2026	20	19
2.937%, 11/01/2056	27	16
2.887%, 11/01/2051	254	158
2.800%, 01/15/2051	40	25
2.350%, 01/15/2027	260	243
DISH DBS
5.750%, 12/01/2028 (B)	30	21
5.250%, 12/01/2026 (B)	40	32
Fox
6.500%, 10/13/2033	50	52
5.476%, 01/25/2039	70	66
Rogers Communications
5.300%, 02/15/2034	60	59
Telefonica Emisiones SAU
5.213%, 03/08/2047	150	134
T-Mobile USA
5.150%, 04/15/2034	40	39
4.500%, 04/15/2050	50	42
3.875%, 04/15/2030	130	121
3.750%, 04/15/2027	10	10
3.500%, 04/15/2025	270	265
3.500%, 04/15/2031	80	71
3.400%, 10/15/2052	30	20

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.375%, 04/15/2029	$20	$18
3.000%, 02/15/2041	10	7
2.875%, 02/15/2031	20	17
2.625%, 02/15/2029	30	27
2.550%, 02/15/2031	20	17
2.250%, 02/15/2026	10	9
2.250%, 11/15/2031	10	8
Verizon Communications
5.500%, 03/16/2047	6	6
5.250%, 03/16/2037	20	20
4.500%, 08/10/2033	200	188
4.329%, 09/21/2028	300	291
4.125%, 08/15/2046	30	24
4.000%, 03/22/2050	30	23
3.400%, 03/22/2041	10	8
3.150%, 03/22/2030	30	27
3.000%, 03/22/2027	10	9
2.650%, 11/20/2040	30	21
2.625%, 08/15/2026	10	10
2.550%, 03/21/2031	61	51
2.100%, 03/22/2028	30	27
1.750%, 01/20/2031	130	104
Warnermedia Holdings
6.412%, 03/15/2026	30	30
5.141%, 03/15/2052	175	138
5.050%, 03/15/2042	10	8
4.279%, 03/15/2032	100	88
4.054%, 03/15/2029	20	18
3.755%, 03/15/2027	20	19

		5,668

Consumer Discretionary — 2.5%
Amazon.com
4.950%, 12/05/2044	157	152
4.250%, 08/22/2057	10	8
4.100%, 04/13/2062	374	299
4.050%, 08/22/2047	30	25
3.875%, 08/22/2037	280	246
3.600%, 04/13/2032	170	155
3.450%, 04/13/2029	20	19
3.300%, 04/13/2027	10	10
3.150%, 08/22/2027	50	47
3.100%, 05/12/2051	120	82
2.100%, 05/12/2031	20	17
1.500%, 06/03/2030	30	25
1.200%, 06/03/2027	60	54
Aptiv
3.250%, 03/01/2032	430	371
Cox Communications
3.350%, 09/15/2026 (B)	231	220
CSC Holdings
4.500%, 11/15/2031 (B)	200	122

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ford Motor
6.100%, 08/19/2032	$80	$80
4.750%, 01/15/2043	20	16
3.250%, 02/12/2032	30	25
Ford Motor Credit
6.798%, 11/07/2028	378	390
4.950%, 05/28/2027	230	224
4.000%, 11/13/2030	200	177
2.900%, 02/16/2028	227	205
2.900%, 02/10/2029	220	193
General Motors
6.250%, 10/02/2043	50	50
6.125%, 10/01/2025	50	50
5.600%, 10/15/2032	10	10
5.150%, 04/01/2038	20	18
General Motors Financial
2.400%, 10/15/2028	553	486
Hilton Domestic Operating
6.125%, 04/01/2032 (B)	30	30
Home Depot
3.350%, 04/15/2050	90	63
3.300%, 04/15/2040	10	8
3.250%, 04/15/2032	100	88
2.700%, 04/15/2030	20	18
2.500%, 04/15/2027	30	28
Lennar
5.000%, 06/15/2027	10	10
4.750%, 11/29/2027	20	20
Lowe's
5.625%, 04/15/2053	245	237
5.000%, 04/15/2040	53	49
4.500%, 04/15/2030	20	19
3.700%, 04/15/2046	96	71
NCL
8.125%, 01/15/2029 (B)	40	42
NIKE
3.375%, 03/27/2050	50	36
3.250%, 03/27/2040	10	8
2.750%, 03/27/2027	20	19
2.400%, 03/27/2025	30	29
Nissan Motor
3.522%, 09/17/2025 (B)	200	194
Royal Caribbean Cruises
6.250%, 03/15/2032 (B)	50	50
Time Warner Cable
7.300%, 07/01/2038	90	91
6.550%, 05/01/2037	10	10
Time Warner Cable Enterprises
8.375%, 07/15/2033	50	55
VOC Escrow
5.000%, 02/15/2028 (B)	30	29

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ZF North America Capital
6.875%, 04/23/2032 (B)	$170	$174

		5,154

Consumer Staples — 0.3%
Anheuser-Busch
4.900%, 02/01/2046	180	165
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	50	50
4.350%, 06/01/2040	50	44
3.500%, 06/01/2030	20	19
Coca-Cola
3.375%, 03/25/2027	20	19
2.600%, 06/01/2050	20	13
Constellation Brands
4.750%, 11/15/2024	80	80
4.350%, 05/09/2027	20	19
Costco Wholesale
1.600%, 04/20/2030	40	34
1.375%, 06/20/2027	70	63
Hershey
0.900%, 06/01/2025	10	10
Kraft Heinz Foods
5.200%, 07/15/2045	20	19
4.375%, 06/01/2046	10	8
4.250%, 03/01/2031	10	9
Mars
3.200%, 04/01/2030 (B)	10	9
2.700%, 04/01/2025 (B)	30	29
Mondelez International
1.500%, 05/04/2025	70	67
PepsiCo
2.875%, 10/15/2049	20	13
1.625%, 05/01/2030	20	17

		687

Energy — 3.9%
Apache
7.750%, 12/15/2029	20	22
5.350%, 07/01/2049	20	17
4.750%, 04/15/2043	10	8
4.250%, 01/15/2044	150	109
Blue Racer Midstream
7.250%, 07/15/2032 (B)	20	20
BP Capital Markets America
3.633%, 04/06/2030	20	18
3.588%, 04/14/2027	10	10
3.000%, 02/24/2050	50	33
Cameron LNG
3.302%, 01/15/2035 (B)	70	58
2.902%, 07/15/2031 (B)	60	51
Cheniere Energy
4.625%, 10/15/2028	20	19

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cheniere Energy Partners
4.000%, 03/01/2031	$10	$9
3.250%, 01/31/2032	40	34
Chevron
3.078%, 05/11/2050	10	7
2.954%, 05/16/2026	30	29
Chevron USA
3.850%, 01/15/2028	30	29
Columbia Pipelines Operating
6.544%, 11/15/2053 (B)	20	21
6.036%, 11/15/2033 (B)	100	102
Continental Resources
5.750%, 01/15/2031 (B)	40	39
4.900%, 06/01/2044	60	50
4.375%, 01/15/2028	30	29
2.268%, 11/15/2026 (B)	20	18
Coterra Energy
4.375%, 03/15/2029	180	171
3.900%, 05/15/2027	110	106
DCP Midstream Operating
6.450%, 11/03/2036 (B)	10	10
Devon Energy
5.850%, 12/15/2025	30	30
5.600%, 07/15/2041	50	47
5.000%, 06/15/2045	280	242
Diamondback Energy
5.150%, 01/30/2030	535	530
3.500%, 12/01/2029	30	27
3.250%, 12/01/2026	10	10
Ecopetrol
5.875%, 05/28/2045	110	79
4.625%, 11/02/2031	120	98
Energy Transfer
9.612%, TSFR3M + 4.290%(A)(E)	70	70
7.125%, H15T5Y + 5.306%(A)(E)	50	49
6.750%, H15T5Y + 5.134%(A)(E)	10	10
6.500%, H15T5Y + 5.694%(A)(E)	20	19
6.250%, 04/15/2049	190	189
5.750%, 02/15/2033	270	270
5.250%, 04/15/2029	30	30
5.000%, 05/15/2050	30	25
4.950%, 06/15/2028	20	20
4.150%, 09/15/2029	20	19
3.750%, 05/15/2030	140	128
2.900%, 05/15/2025	10	10
Enterprise Products Operating
6.650%, 10/15/2034	20	22
5.375%, TSFR3M + 2.832%, 02/15/2078 (A)	10	9
4.850%, 03/15/2044	90	82
4.150%, 10/16/2028	380	367
EOG Resources
4.950%, 04/15/2050	70	64

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.150%, 01/15/2026	$50	$49
3.900%, 04/01/2035	40	36
EQT
3.900%, 10/01/2027	290	276
3.625%, 05/15/2031 (B)	20	17
Exxon Mobil
4.327%, 03/19/2050	30	25
4.114%, 03/01/2046	90	75
3.482%, 03/19/2030	40	37
3.043%, 03/01/2026	40	39
2.992%, 03/19/2025	20	20
Halliburton
5.000%, 11/15/2045	40	37
3.800%, 11/15/2025	2	2
Kinder Morgan
5.200%, 03/01/2048	10	9
4.300%, 06/01/2025	30	30
4.300%, 03/01/2028	80	77
Kinder Morgan Energy Partners
4.250%, 09/01/2024	40	40
MEG Energy
5.875%, 02/01/2029 (B)	10	10
MPLX
5.500%, 02/15/2049	20	18
4.875%, 06/01/2025	140	139
4.800%, 02/15/2029	80	78
4.700%, 04/15/2048	60	50
4.500%, 04/15/2038	10	9
Occidental Petroleum
7.875%, 09/15/2031	10	11
7.500%, 05/01/2031	60	66
6.950%, 07/01/2024	4	4
6.200%, 03/15/2040	105	106
5.550%, 03/15/2026	30	30
4.625%, 06/15/2045	20	16
4.400%, 04/15/2046	60	47
4.400%, 08/15/2049	70	52
4.100%, 02/15/2047	70	51
3.500%, 08/15/2029	20	18
3.400%, 04/15/2026	20	19
3.200%, 08/15/2026	30	28
3.000%, 02/15/2027	20	19
0.000%, 10/10/2036 (C)	665	354
ONEOK
6.625%, 09/01/2053	90	96
6.050%, 09/01/2033	80	82
5.800%, 11/01/2030	30	31
5.550%, 11/01/2026	10	10
Pertamina Persero
6.000%, 05/03/2042 (B)	200	198
Petrobras Global Finance BV
7.375%, 01/17/2027	100	103
6.850%, 06/05/2115	50	44

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.750%, 02/01/2029	$50	$49
Phillips 66
3.605%, 02/15/2025	95	94
3.550%, 10/01/2026	232	223
Pioneer Natural Resources
2.150%, 01/15/2031	50	42
1.900%, 08/15/2030	20	17
1.125%, 01/15/2026	10	9
Range Resources
4.875%, 05/15/2025	30	30
Schlumberger Holdings
3.900%, 05/17/2028 (B)	471	449
Shell International Finance BV
4.375%, 05/11/2045	50	43
4.000%, 05/10/2046	50	40
3.250%, 04/06/2050	50	34
2.875%, 05/10/2026	80	77
2.750%, 04/06/2030	20	18
Southwestern Energy
5.375%, 03/15/2030	220	212
Targa Resources
4.200%, 02/01/2033	40	36
Targa Resources Partners
5.500%, 03/01/2030	20	20
5.000%, 01/15/2028	10	10
4.875%, 02/01/2031	50	47
Teck Resources
3.900%, 07/15/2030	30	28
Tennessee Gas Pipeline
2.900%, 03/01/2030 (B)	60	52
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	50	51
Venture Global Calcasieu Pass
3.875%, 11/01/2033 (B)	60	50
Western Midstream Operating
5.250%, 02/01/2050	20	17
4.500%, 03/01/2028	10	10
4.050%, 02/01/2030	100	93
3.100%, 02/01/2025	180	176
Williams
7.750%, 06/15/2031	140	154
7.500%, 01/15/2031	10	11
5.750%, 06/24/2044	70	68

		8,083

Financials — 10.4%
AIA Group MTN
5.375%, 04/05/2034 (B)	276	270
3.200%, 03/11/2025 (B)	270	265
American Express
4.050%, 05/03/2029	50	48
Aon North America
5.450%, 03/01/2034	110	109

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Aviation Capital Group
1.950%, 01/30/2026 (B)	$301	$282
Bank of America
5.288%, SOFRRATE + 1.910%, 04/25/2034 (A)	256	252
3.419%, TSFR3M + 1.302%, 12/20/2028 (A)	42	40
3.311%, SOFRRATE + 1.580%, 04/22/2042 (A)	467	354
2.592%, SOFRRATE + 2.150%, 04/29/2031 (A)	90	77
2.572%, SOFRRATE + 1.210%, 10/20/2032 (A)	90	74
Bank of America MTN
5.000%, 01/21/2044	20	19
4.948%, SOFRRATE + 2.040%, 07/22/2028 (A)	221	219
4.450%, 03/03/2026	10	10
4.376%, SOFRRATE + 1.580%, 04/27/2028 (A)	100	97
4.330%, TSFR3M + 1.782%, 03/15/2050 (A)	150	125
4.250%, 10/22/2026	50	49
4.083%, TSFR3M + 3.412%, 03/20/2051 (A)	110	88
4.000%, 01/22/2025	420	415
3.970%, TSFR3M + 1.332%, 03/05/2029 (A)	150	143
3.593%, TSFR3M + 1.632%, 07/21/2028 (A)	90	85
2.972%, SOFRRATE + 1.330%, 02/04/2033 (A)	160	135
Bank of Montreal MTN
1.850%, 05/01/2025	110	106
Bank of New York Mellon MTN
4.289%, SOFRRATE + 1.418%, 06/13/2033 (A)	160	150
1.600%, 04/24/2025	20	19
Bank of Nova Scotia
4.588%, H15T5Y + 2.050%, 05/04/2037 (A)	40	36
1.300%, 06/11/2025	40	38
Barclays
6.490%, SOFRRATE + 2.220%, 09/13/2029 (A)	582	602
Blackstone Holdings Finance
6.250%, 08/15/2042 (B)	118	121
5.000%, 06/15/2044 (B)	200	182
BNP Paribas
5.894%, SOFRRATE + 1.866%, 12/05/2034 (A)(B)	400	411
5.125%, H15T1Y + 1.450%, 01/13/2029 (A)(B)	200	199
4.400%, 08/14/2028 (B)	200	192

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Brighthouse Financial
4.700%, 06/22/2047	$4	$3
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/2031 (A)	240	263
6.312%, SOFRRATE + 2.640%, 06/08/2029 (A)	311	317
4.927%, SOFRRATE + 2.057%, 05/10/2028 (A)	42	41
Charles Schwab
6.136%, SOFRRATE + 2.010%, 08/24/2034 (A)	20	21
5.875%, 08/24/2026	100	101
Citigroup
8.125%, 07/15/2039	60	75
4.910%, SOFRRATE + 2.086%, 05/24/2033 (A)	110	106
4.658%, SOFRRATE + 1.887%, 05/24/2028 (A)	20	20
4.650%, 07/23/2048	180	159
4.450%, 09/29/2027	70	68
4.412%, SOFRRATE + 3.914%, 03/31/2031 (A)	233	221
4.125%, 07/25/2028	90	86
3.980%, TSFR3M + 1.600%, 03/20/2030 (A)	110	103
3.785%, SOFRRATE + 1.939%, 03/17/2033 (A)	160	142
3.700%, 01/12/2026	100	97
3.520%, TSFR3M + 1.413%, 10/27/2028 (A)	148	139
3.400%, 05/01/2026	510	492
3.106%, SOFRRATE + 2.842%, 04/08/2026 (A)	30	29
2.572%, SOFRRATE + 2.107%, 06/03/2031 (A)	10	9
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	246
Credit Agricole
8.125%, USSW5 + 6.185%(A)(B)(E)	260	265
Credit Suisse Group
9.750%, H15T5Y + 6.383%(B)(E)	200	–
GA Global Funding Trust
5.500%, 01/08/2029 (B)	521	519
Guardian Life Global Funding
1.100%, 06/23/2025 (B)	10	10
HSBC Holdings
7.390%, SOFRRATE + 3.350%, 11/03/2028 (A)	230	243
ING Groep
6.114%, SOFRRATE + 2.090%, 09/11/2034 (A)	300	309
Intercontinental Exchange
4.950%, 06/15/2052	10	9

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.600%, 03/15/2033	$60	$57
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)	200	200
Jane Street Group
7.125%, 04/30/2031 (B)	30	30
JPMorgan Chase
5.766%, SOFRRATE + 1.490%, 04/22/2035 (A)	213	218
4.950%, 06/01/2045	100	93
4.565%, SOFRRATE + 1.750%, 06/14/2030 (A)	180	174
4.493%, TSFR3M + 3.790%, 03/24/2031 (A)	298	286
4.203%, TSFR3M + 1.522%, 07/23/2029 (A)	590	565
3.845%, SOFRRATE + 0.980%, 06/14/2025 (A)	100	100
3.509%, TSFR3M + 1.207%, 01/23/2029 (A)	390	367
3.109%, SOFRRATE + 2.440%, 04/22/2051 (A)	10	7
2.522%, SOFRRATE + 2.040%, 04/22/2031 (A)	130	112
2.083%, SOFRRATE + 1.850%, 04/22/2026 (A)	60	58
KKR Group Finance III
5.125%, 06/01/2044 (B)	215	195
KKR Group Finance VIII
3.500%, 08/25/2050 (B)	137	94
Liberty Mutual Group
4.569%, 02/01/2029 (B)	349	337
Lloyds Banking Group
5.721%, H15T1Y + 1.070%, 06/05/2030 (A)	534	537
Macquarie Group
1.340%, SOFRRATE + 1.069%, 01/12/2027 (A)(B)	302	282
Macquarie Group MTN
5.033%, US0003M + 1.750%, 01/15/2030 (A)(B)	280	275
Manulife Financial
3.703%, 03/16/2032	340	309
Massachusetts Mutual Life Insurance
5.672%, 12/01/2052 (B)	305	297
3.375%, 04/15/2050 (B)	144	97
Mastercard
3.850%, 03/26/2050	10	8
Metropolitan Life Global Funding I MTN
3.300%, 03/21/2029 (B)	361	333
Metropolitan Life Insurance
7.800%, 11/01/2025 (B)	267	273
Mitsubishi UFJ Financial Group
3.837%, H15T1Y + 1.125%, 04/17/2026 (A)	200	197

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Moody's
3.250%, 05/20/2050	$235	$160
Morgan Stanley
2.484%, SOFRRATE + 1.360%, 09/16/2036 (A)	20	16
Morgan Stanley MTN
3.772%, TSFR3M + 1.402%, 01/24/2029 (A)	90	85
3.622%, SOFRRATE + 3.120%, 04/01/2031 (A)	384	350
3.125%, 07/27/2026	450	430
2.511%, SOFRRATE + 1.200%, 10/20/2032 (A)	180	148
2.188%, SOFRRATE + 1.990%, 04/28/2026 (A)	100	97
National Securities Clearing
5.000%, 05/30/2028 (B)	351	350
1.500%, 04/23/2025 (B)	250	241
NatWest Group
3.073%, H15T1Y + 2.550%, 05/22/2028 (A)	200	187
New York Life Global Funding
0.950%, 06/24/2025 (B)	30	29
PayPal Holdings
1.650%, 06/01/2025	30	29
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (B)	225	221
PNC Financial Services Group
5.812%, SOFRRATE + 1.322%, 06/12/2026 (A)	20	20
5.676%, SOFRRATE + 1.902%, 01/22/2035 (A)	247	247
5.582%, SOFRRATE + 1.841%, 06/12/2029 (A)	80	81
5.354%, SOFRRATE + 1.620%, 12/02/2028 (A)	470	469
Principal Life Global Funding II
1.250%, 06/23/2025 (B)	10	10
Prudential Funding Asia
3.125%, 04/14/2030	315	281
Royal Bank of Canada MTN
1.150%, 06/10/2025	70	67
Santander Holdings USA
4.500%, 07/17/2025	10	10
State Street
3.152%, SOFRRATE + 2.650%, 03/30/2031 (A)	110	99
2.901%, SOFRRATE + 2.600%, 03/30/2026 (A)	95	93
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (B)	130	115
Toronto-Dominion Bank MTN
4.456%, 06/08/2032	50	47

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.150%, 06/12/2025	$30	$29
Truist Financial MTN
6.047%, SOFRRATE + 2.050%, 06/08/2027 (A)	40	40
UBS
4.500%, 06/26/2048	400	352
UBS Group
4.550%, 04/17/2026	250	246
4.194%, SOFRRATE + 3.730%, 04/01/2031 (A)(B)	250	232
1.364%, H15T1Y + 1.080%, 01/30/2027 (A)(B)	200	186
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	449	437
UBS NY
7.950%, 01/09/2025	322	326
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/2034 (A)	20	20
5.775%, SOFRRATE + 2.020%, 06/12/2029 (A)	40	41
5.727%, SOFRRATE + 1.430%, 10/21/2026 (A)	169	169
5.678%, SOFRRATE + 1.860%, 01/23/2035 (A)	192	192
1.450%, 05/12/2025	20	19
US Bancorp MTN
2.215%, SOFRRATE + 0.730%, 01/27/2028 (A)	10	9
Visa
4.300%, 12/14/2045	70	61
3.150%, 12/14/2025	60	58
2.050%, 04/15/2030	20	17
WEA Finance
3.750%, 09/17/2024 (B)	200	198
Wells Fargo MTN
5.574%, SOFRRATE + 1.740%, 07/25/2029 (A)	40	40
5.557%, SOFRRATE + 1.990%, 07/25/2034 (A)	360	359
3.350%, SOFRRATE + 1.500%, 03/02/2033 (A)	20	17

		21,736

Health Care — 0.9%
CVS Health
5.125%, 07/20/2045	60	53
5.050%, 03/25/2048	250	215
4.300%, 03/25/2028	30	29
4.250%, 04/01/2050	70	53
4.125%, 04/01/2040	10	8
3.875%, 07/20/2025	18	18
3.750%, 04/01/2030	30	27
3.625%, 04/01/2027	30	29

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.125%, 09/15/2031	$30	$24
1.875%, 02/28/2031	10	8
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	289	302
6.036%, 12/10/2028	123	123
5.926%, 01/10/2034 (B)	422	414
Elevance Health
4.550%, 05/15/2052	20	17
4.100%, 05/15/2032	100	92
3.650%, 12/01/2027	30	28
3.350%, 12/01/2024	20	20
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (B)	50	50
Humana
4.500%, 04/01/2025	10	10
2.150%, 02/03/2032	10	8
Medline Borrower
6.250%, 04/01/2029 (B)	40	40
PeaceHealth Obligated Group
1.375%, 11/15/2025	430	403

		1,971

Industrials — 2.5%
AerCap Ireland Capital DAC
3.000%, 10/29/2028	417	377
2.450%, 10/29/2026	150	139
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (B)	184	174
Air Lease
5.300%, 02/01/2028	40	40
3.375%, 07/01/2025	20	19
American Airlines
8.500%, 05/15/2029 (B)	70	72
Burlington Northern Santa Fe
2.875%, 06/15/2052	30	19
Canadian National Railway
3.650%, 02/03/2048	151	117
Canadian Pacific Railway
6.125%, 09/15/2115	167	169
3.100%, 12/02/2051	40	26
Carrier Global
2.700%, 02/15/2031	10	8
Cintas No. 2
4.000%, 05/01/2032	20	19
3.700%, 04/01/2027	30	29
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	114	113
CSX
3.800%, 04/15/2050	331	252
Deere
3.750%, 04/15/2050	40	32

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.100%, 04/15/2030	$10	$9
Delta Air Lines
7.375%, 01/15/2026	30	31
4.750%, 10/20/2028 (B)	50	49
4.500%, 10/20/2025 (B)	15	15
2.900%, 10/28/2024	40	39
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	134	122
Eaton
4.150%, 11/02/2042	70	60
Ferguson Finance
4.500%, 10/24/2028 (B)	394	382
3.250%, 06/02/2030 (B)	230	205
Genpact Luxembourg SARL
6.000%, 06/04/2029	267	268
1.750%, 04/10/2026	292	272
GFL Environmental
6.750%, 01/15/2031 (B)	10	10
4.250%, 06/01/2025 (B)	40	40
Mileage Plus Holdings
6.500%, 06/20/2027 (B)	26	26
Norfolk Southern
4.837%, 10/01/2041	200	183
Penske Truck Leasing LP
5.550%, 05/01/2028 (B)	542	544
Republic Services
2.500%, 08/15/2024	20	20
Ryder System MTN
5.250%, 06/01/2028	355	356
Spirit Loyalty Cayman
8.000%, 09/20/2025 (B)	24	18
TransDigm
7.125%, 12/01/2031 (B)	20	21
6.625%, 03/01/2032 (B)	40	40
6.375%, 03/01/2029 (B)	20	20
United Airlines
4.625%, 04/15/2029 (B)	130	120
4.375%, 04/15/2026 (B)	20	19
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	426	411
United Rentals North America
6.125%, 03/15/2034 (B)	90	88
3.875%, 02/15/2031	100	88
3.750%, 01/15/2032	20	17
Verisk Analytics
3.625%, 05/15/2050	142	100
Waste Connections
5.000%, 03/01/2034	50	49

		5,227

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Information Technology — 0.8%
Apple
3.850%, 08/04/2046	$156	$126
3.200%, 05/13/2025	120	118
Broadcom
4.926%, 05/15/2037 (B)	20	19
4.750%, 04/15/2029	253	248
4.110%, 09/15/2028	237	227
3.137%, 11/15/2035 (B)	150	119
1.950%, 02/15/2028 (B)	139	124
Constellation Software
5.461%, 02/16/2034 (B)	187	186
Lam Research
2.875%, 06/15/2050	92	60
Micron Technology
5.875%, 02/09/2033	20	21
NVIDIA
3.700%, 04/01/2060	50	37
3.500%, 04/01/2050	10	8
2.850%, 04/01/2030	20	18
NXP BV
2.700%, 05/01/2025	30	29
Oracle
3.950%, 03/25/2051	266	196
Prosus MTN
3.061%, 07/13/2031 (B)	200	162
Salesforce
2.700%, 07/15/2041	40	28
Sprint Capital
8.750%, 03/15/2032	10	12
Texas Instruments
1.750%, 05/04/2030	20	17

		1,755

Materials — 0.5%
Anglo American Capital
4.750%, 04/10/2027 (B)	200	196
3.625%, 09/11/2024 (B)	200	199
Ball
3.125%, 09/15/2031	30	25
Freeport-McMoRan
5.450%, 03/15/2043	190	179
5.400%, 11/14/2034	20	19
4.625%, 08/01/2030	10	10
4.550%, 11/14/2024	10	10
MEGlobal BV MTN
4.250%, 11/03/2026 (B)	200	192
Southern Copper
5.250%, 11/08/2042	120	111
Suzano Austria GmbH
3.750%, 01/15/2031	90	78

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.125%, 01/15/2032	$20	$16

		1,035

Real Estate — 0.8%
Alexandria Real Estate Equities
4.700%, 07/01/2030	527	506
American Tower Trust #1
5.490%, 03/15/2028 (B)	351	353
Federal Realty OP
1.250%, 02/15/2026	233	217
Service Properties Trust
8.375%, 06/15/2029	40	39
Simon Property Group
1.750%, 02/01/2028	501	444

		1,559

Utilities — 2.5%
American Transmission Systems
2.650%, 01/15/2032 (B)	30	25
Aquarion
4.000%, 08/15/2024 (B)	192	191
Berkshire Hathaway Energy
4.450%, 01/15/2049	600	491
Consolidated Edison of New York
3.950%, 04/01/2050	20	16
3.350%, 04/01/2030	20	18
DTE Electric Securitization Funding I
2.640%, 12/01/2026	197	188
DTE Energy
4.875%, 06/01/2028	192	189
Duke Energy Carolinas
3.950%, 03/15/2048	98	76
Duke Energy Florida
3.200%, 01/15/2027	230	219
Duke Energy Ohio
3.650%, 02/01/2029	50	47
Eversource Energy
3.150%, 01/15/2025	111	109
Exelon
5.625%, 06/15/2035	60	60
5.100%, 06/15/2045	328	298
4.700%, 04/15/2050	69	59
FirstEnergy
5.100%, 07/15/2047	120	103
4.150%, 07/15/2027	90	86
1.600%, 01/15/2026	20	19
Interstate Power and Light
2.300%, 06/01/2030	295	249
NextEra Energy Capital Holdings
3.550%, 05/01/2027	292	278
NSTAR Electric
3.950%, 04/01/2030	230	215

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Oglethorpe Power
6.200%, 12/01/2053 (B)	$403	$411
Pacific Gas and Electric
5.450%, 06/15/2027	120	120
4.950%, 06/08/2025	40	40
3.300%, 08/01/2040	10	7
2.500%, 02/01/2031	20	16
2.100%, 08/01/2027	20	18
PG&E Wildfire Recovery Funding
4.722%, 06/01/2037	456	434
3.594%, 06/01/2030	313	298
Southern
3.250%, 07/01/2026	415	398
Virginia Power Fuel Securitization
4.877%, 05/01/2031	389	386
Xcel Energy
3.400%, 06/01/2030	188	168

		5,232

Total Corporate Obligations
(Cost $63,107) ($ Thousands)		58,107

U.S. TREASURY OBLIGATIONS — 24.9%
U.S. Treasury Bonds
4.750%, 11/15/2043	500	501
4.750%, 11/15/2053	1,980	2,017
4.500%, 02/15/2044	1,002	973
4.375%, 08/15/2043	4,480	4,278
4.250%, 02/15/2054	969	909
4.125%, 08/15/2053	539	494
3.875%, 02/15/2043	340	304
3.875%, 05/15/2043	3,183	2,841
3.750%, 11/15/2043	90	79
3.625%, 02/15/2053	210	176
3.625%, 05/15/2053	4,487	3,759
3.375%, 08/15/2042	639	534
3.375%, 11/15/2048	50	40
3.250%, 05/15/2042	110	91
3.000%, 02/15/2049	210	157
3.000%, 08/15/2052	1,878	1,391
2.875%, 08/15/2045	480	360
2.875%, 05/15/2049	70	51
2.875%, 05/15/2052	290	209
2.750%, 08/15/2047	460	331
2.375%, 02/15/2042	526	378
2.375%, 05/15/2051	300	195
2.346%, 05/15/2049 (F)	410	128
2.250%, 02/15/2052	1,049	657
2.000%, 11/15/2041	120	81
2.000%, 02/15/2050	110	66
2.000%, 08/15/2051	749	442

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
1.875%, 02/15/2051	$3,050	$1,751
1.875%, 11/15/2051	572	326
1.625%, 11/15/2050	2,320	1,248
1.375%, 08/15/2050	790	397
1.250%, 05/15/2050	310	151
U.S. Treasury Inflation Protected Securities
1.125%, 01/15/2033	273	251
0.125%, 01/15/2030	581	521
U.S. Treasury Notes
5.000%, 08/31/2025	170	170
5.000%, 09/30/2025	50	50
4.750%, 07/31/2025	520	518
4.625%, 09/15/2026	40	40
4.625%, 04/30/2029	239	240
4.625%, 09/30/2030	510	513
4.375%, 08/31/2028	1,020	1,013
4.375%, 11/30/2030	630	625
4.250%, 02/28/2029	60	59
4.250%, 02/28/2031	690	680
4.125%, 07/31/2028	40	39
4.125%, 08/31/2030	270	264
4.000%, 01/31/2029	5,154	5,041
4.000%, 07/31/2030	880	856
4.000%, 01/31/2031	710	689
4.000%, 02/15/2034	1,320	1,269
3.875%, 11/30/2029	130	126
3.875%, 08/15/2033	3,094	2,949
3.375%, 05/15/2033	3,223	2,958
2.750%, 04/30/2027	180	171
2.000%, 11/15/2026	2,220	2,080
1.500%, 01/31/2027	1,840	1,693
1.250%, 11/30/2026	3,010	2,765
1.125%, 01/15/2025	1,110	1,082
0.250%, 05/31/2025	90	86

Total U.S. Treasury Obligations
(Cost $56,944) ($ Thousands)		52,063

ASSET-BACKED SECURITIES — 7.5%
Automotive — 2.0%

Avis Budget Rental Car Funding AESOP, Ser 2021-1A, Cl A
1.380%, 08/20/2027 (B)	130	119
Citizens Auto Receivables Trust, Ser 2024-1, Cl A3
5.110%, 04/17/2028 (B)	509	506
Ford Credit Auto Owner Trust, Ser 2020-1, Cl A
2.040%, 08/15/2031 (B)	400	390

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2021-1, Cl A
1.370%, 10/17/2033 (B)	$254	$236
Ford Credit Floorplan Master Owner Trust, Ser 2018-4, Cl A
4.060%, 11/15/2030	150	143
GMF Floorplan Owner Revolving Trust, Ser 2023-2, Cl A
5.340%, 06/15/2030 (B)	468	469
GMF Floorplan Owner Revolving Trust, Ser 2024-2A, Cl A
5.060%, 03/15/2031 (B)	537	534
Hertz Vehicle Financing, Ser 2021-1A, Cl A
1.210%, 12/26/2025 (B)	100	98
Hertz Vehicle Financing, Ser 2022-5A, Cl B
4.280%, 09/25/2028 (B)	250	236
NextGear Floorplan Master Owner Trust, Ser 2022-1A, Cl A2
2.800%, 03/15/2027 (B)	489	478
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (B)	456	424
Toyota Lease Owner Trust, Ser 2024-A, Cl A3
5.250%, 04/20/2027 (B)	410	409
US Bank, Ser 2023-1, Cl B
6.789%, 08/25/2032 (B)	202	202
		4,244

Manufactured Housing — 0.0%

BankAmerica Manufactured Housing Contract Trust, Ser 1996-1, Cl B1
7.875%, 10/10/2026	510	5

Mortgage Related Securities — 0.3%

Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE7, Cl M1
6.339%, TSFR1M + 1.014%, 08/25/2034 (A)	134	128
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1M1
6.939%, TSFR1M + 1.614%, 10/25/2037 (A)(B)	109	108
Merrill Lynch Mortgage Investors Trust, Ser 2004-WMC5, Cl M1
6.369%, TSFR1M + 1.044%, 07/25/2035 (A)	196	193
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A
6.159%, TSFR1M + 0.834%, 11/25/2033 (A)	110	106

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
5.859%, TSFR1M + 0.534%, 02/25/2037 (A)	$100	$96
		631

Other Asset-Backed Securities — 4.9%

AIMCO CLO, Ser 2017-AA, Cl AR
6.636%, TSFR3M + 1.312%, 04/20/2034 (A)(B)	298	298
AMSR Trust, Ser 2022-SFR3, Cl A
4.000%, 10/17/2039 (B)	236	224
AMSR Trust, Ser 2023-SFR1, Cl A
4.000%, 04/17/2040 (B)	410	388
Applebee's Funding, Ser 2023-1A, Cl A2
7.824%, 03/05/2053 (B)	170	176
CIFC Funding, Ser 2024-3A, Cl A
6.916%, TSFR3M + 1.600%, 01/20/2037 (A)(B)	614	617
Corevest American Finance Trust, Ser 2021-1, Cl A
1.569%, 04/15/2053 (B)	268	248
Domino's Pizza Master Issuer, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051 (B)	555	489
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (B)	238	224
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (B)	267	244
GoodLeap Sustainable Home Solutions Trust, Ser 2022-1GS, Cl A
2.700%, 01/20/2049 (B)	78	64
Home Partners of America Trust, Ser 2021-2, Cl A
1.901%, 12/17/2026 (B)	282	257
Palmer Square CLO, Ser 2021-2A, Cl A1A3
6.579%, TSFR3M + 1.262%, 10/17/2031 (A)(B)	247	248
Palmer Square CLO, Ser 2022-2A, Cl A1
6.895%, TSFR3M + 1.570%, 07/20/2034 (A)(B)	250	250
Palmer Square Loan Funding, Ser 2022-2A, Cl A1
6.599%, TSFR3M + 1.270%, 10/15/2030 (A)(B)	264	264
PFS Financing, Ser 2022-A, Cl A
2.470%, 02/15/2027 (B)	463	452
Planet Fitness Master Issuer, Ser 2018-1A, Cl A2II
4.666%, 09/05/2048 (B)	294	288
Progress Residential Trust, Ser 2023-SFR2, Cl A
4.500%, 10/17/2040 (B)	528	507

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SBA Small Business Investment, Ser 2023-10A, Cl 1
5.168%, 03/10/2033	$302	$300
SBA Small Business Investment, Ser 2024-10A, Cl 1
5.035%, 03/10/2034	520	512
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (B)	424	365
Tricon American Homes Trust, Ser 2019-SFR1, Cl A
2.750%, 03/17/2038 (B)	284	270
Tricon American Homes Trust, Ser 2020-SFR2, Cl A
1.482%, 11/17/2039 (B)	213	187
U.S. Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	27	26
U.S. Small Business Administration, Ser 2011-20G, Cl 1
3.740%, 07/01/2031	104	99
U.S. Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/2031	58	54
U.S. Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033	234	217
U.S. Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034	200	185
U.S. Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	68	62
U.S. Small Business Administration, Ser 2017-20H, Cl 1
2.750%, 08/01/2037	154	137
U.S. Small Business Administration, Ser 2018-20A, Cl 1
2.920%, 01/01/2038	149	134
U.S. Small Business Administration, Ser 2018-20B, Cl 1
3.220%, 02/01/2038	227	206
U.S. Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	140	127
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	17	16
U.S. Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	19	16
U.S. Small Business Administration, Ser 2022-25D, Cl 1
3.500%, 04/01/2047	313	278

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	$317	$290
U.S. Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	431	395
U.S. Small Business Administration, Ser 2023-25C, Cl 1
4.930%, 03/01/2048	247	242
U.S. Small Business Administration, Ser 2023-25G, Cl 1
5.180%, 07/01/2048	281	280
Vantage Data Centers Issuer, Ser 2020-1A, Cl A2
1.645%, 09/15/2045 (B)	162	152
Wendy's Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (B)	137	131
Wind River CLO, Ser 2021-3A, Cl A
6.736%, TSFR3M + 1.412%, 07/20/2033 (A)(B)	250	250
		10,169

Student Loan — 0.3%

College Ave Student Loans, Ser 2021-C, Cl C
3.060%, 07/26/2055 (B)	150	131
National Collegiate Student Loan Trust, Ser 2006-3, Cl B
5.799%, TSFR1M + 0.474%, 01/26/2032 (A)	250	210
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (B)	112	102
Navient Student Loan Trust, Ser 2016-3A, Cl A3
6.788%, SOFR30A + 1.464%, 06/25/2065 (A)(B)	97	98
SLM Student Loan Trust, Ser 2021-10A, Cl A4
6.285%, SOFR90A + 0.931%, 12/17/2068 (A)(B)	86	86
		627

Total Asset-Backed Securities
(Cost $16,575) ($ Thousands)		15,676

LOAN PARTICIPATIONS — 1.1%
Acrisure, LLC, 2021-2 Additional Term Loan, 1st Lien
9.694%, Syn LIBOR + 4.250%, 02/15/2027 (A)	30	30
Ali Group North America Corporation, Initial Tranche B Term Loan , 1st Lien
7.444%, CME Term SOFR + 2.000%, 07/30/2029 (A)	37	37

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien
9.179%, CME Term SOFR + 3.750%, 05/12/2028 (A)	$116	$116
Alterra Mountain Company, Series B-4 Term Loan, 1st Lien
8.579%, CME Term SOFR + 3.250%, 08/17/2028 (A)	38	38
Amwins Group Inc., Intial Term Loan, 1st Lien
8.180%, 02/19/2028	10	10
AmWINS Group, Inc., Term Loan, 1st Lien
7.694%, CME Term SOFR + 2.250%, 02/19/2028 (A)	9	9
APi Group DE, Inc., Repriced 2021 Incremental Term Loan (2024), 1st Lien
7.329%, CME Term SOFR + 2.000%, 12/18/2028 (A)	24	25
Apple Bidco, LLC, Initial Term Loan, 1st Lien
8.194%, CME Term SOFR + 2.750%, 09/22/2028 (A)	30	30
Asplundh Tree Expert, LLC, Amendment No. 1 Term Loan, 1st Lien
7.179%, 09/07/2027 (A)	9	9
Asurion, LLC, New B-11 Term Loan, 1st Lien
9.679%, CME Term SOFR + 4.250%, 08/19/2028 (A)	48	47
Asurion, LLC, New B-8 Term Loan, 1st Lien
8.694%, CME Term SOFR + 3.250%, 12/23/2026 (A)	43	43
Asurion, LLC, New B-9 Term Loan, 1st Lien
8.694%, CME Term SOFR + 3.250%, 07/31/2027 (A)	29	29
athenahealth Group Inc., Initial Term Loan, 1st Lien
8.579%, CME Term SOFR + 3.250%, 02/15/2029 (A)	61	61
Boost Newco Borrower, LLC, Initial USD Term Loan, 1st Lien
8.309%, CME Term SOFR + 3.000%, 01/31/2031 (A)	130	130
Brown Group Holding, LLC, Initial Term Loan, 1st Lien
8.179%, CME Term SOFR + 2.750%, 06/07/2028 (A)	39	39
Castlelake Aviation One Designated Activity Company, Initial Term Loan, 1st Lien
7.829%, CME Term SOFR + 2.500%, 10/22/2026 (A)	48	49
Charter Communications Operating
7.302%, 12/07/2030	73	73

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Citadel Securities LP, Term Loan, 1st Lien
7.579%, CME Term SOFR + 2.250%, 07/29/2030 (A)	$29	$29
Cloudera, Inc., Initial Term Loan, 1st Lien
9.179%, CME Term SOFR + 3.750%, 10/08/2028 (A)	21	21
Coherent Corp., Term B1 Loan, 1st Lien
7.829%, CME Term SOFR + 2.500%, 07/02/2029 (A)	52	52
Cotiviti Holdings Inc., 1st Lien
8.563%, 05/01/2031 (A)	170	171
DCert Buyer, Inc., Initial Term Loan, 1st Lien
9.329%, CME Term SOFR + 4.000%, 10/16/2026 (A)	106	105
Deerfield Dakota Holding, LLC, Initial Dollar Term Loan, 1st Lien
9.059%, CME Term SOFR + 3.750%, 04/09/2027 (A)	52	52
First Eagles Holdings, Inc., Refinancing Term Loan (2020), 1st Lien
7.948%, 02/01/2027	19	19
Focus Financial Partners, LLC, Tranche B-7 Term Loan, 1st Lien
8.079%, CME Term SOFR + 2.750%, 06/30/2028 (A)	77	77
Gainwell Acquisition Corp., Term B Loan, 1st Lien
9.409%, CME Term SOFR + 4.000%, 10/01/2027 (A)	58	56
Garda World Security Corporation, Fourth Additional Term Loan, 1st Lien
9.583%, CME Term SOFR + 4.250%, 02/01/2029 (A)	14	14
GFL Environmental Inc., Term Loan
7.826%, 05/31/2027	33	33
Harbor Freight Tools USA, Inc., Initial Loan (2021), 1st Lien
8.194%, CME Term SOFR + 2.750%, 10/19/2027 (A)	48	48
Icon Public Limited Company, Repriced Lux Term Loan, 1st Lien
7.309%, CME Term SOFR + 2.000%, 07/03/2028 (A)	20	21
Icon Public Limited Company, Repriced U.S. Term Loan, 1st Lien
7.309%, CME Term SOFR + 2.000%, 07/03/2028 (A)	9	9
Jazz Pharmaceuticals Public Limited Company, Additional Tranche B-1 Dollar Term Loan, 1st Lien
8.444%, CME Term SOFR + 3.000%, 05/05/2028 (A)	79	79

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Nexstar Media Inc., Term B-4 Loan, 1st Lien
7.944%, CME Term SOFR + 2.500%, 09/18/2026 (A)	$21	$21
PCI Gaming Authority, Term B Facility Loan, 1st Lien
7.944%, CME Term SOFR + 2.500%, 05/29/2026 (A)	22	22
Peraton Corp., Term B Loan, 1st Lien
9.179%, CME Term SOFR + 3.750%, 02/01/2028 (A)	105	105
Phoenix Guarantor Inc., Tranche B-4 Term Loan, 1st Lien
8.579%, CME Term SOFR + 3.250%, 02/21/2031 (A)	102	102
Setanta Aircraft, Term Loan B, 1st Lien
7.564%, 11/05/2028	80	80
Sotera Health Holdings, LLC, 2024 Refinancing Term Loan
8.578%, CME Term SOFR + 3.250%, 05/23/2031 (A)	80	80
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.814%, CME Term SOFR + 3.250%, 03/31/2028 (A)	58	58
UFC Holdings, LLC, Term B-3 Loan, 1st Lien
8.336%, 04/29/2026	25	25
VFH Parent LLC, Initial Term Loan, 1st Lien
8.429%, CME Term SOFR + 3.000%, 01/13/2029 (A)	29	29
Virgin Media Bristol LLC, N Facility, 1st Lien
7.931%, CME Term SOFR + 2.500%, 01/31/2028 (A)	75	73

Total Loan Participations
(Cost $2,152) ($ Thousands)		2,156

MUNICIPAL BONDS — 0.7%
California — 0.2%
California State, Build America, GO
7.500%, 04/01/2034	280	322

Colorado — 0.1%
City & County of Denver, Airport System Revenue, Ser C, RB
1.722%, 11/15/2027	190	171

Illinois — 0.2%
Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	345	349

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts — 0.1%
Massachusetts State, Educational Financing Authority, Ser A, RB
4.141%, 07/01/2027	$285	$277

Michigan — 0.0%
Michigan State University, Ser A, RB
4.165%, 08/15/2122	83	62

New York — 0.1%
New York State, Urban Development, RB
5.770%, 03/15/2039	245	248

Total Municipal Bonds
(Cost $1,602) ($ Thousands)		1,429

SOVEREIGN DEBT — 0.6%

Argentine Republic Government International Bond
3.500%, 07/09/2041(D)	20	8
1.000%, 07/09/2029	14	8
0.750%, 07/09/2030(D)	170	97
Brazilian Government International Bond
4.750%, 01/14/2050	200	144
Colombia Government International Bond
5.625%, 02/26/2044	200	153
Mexico Government International Bond
4.600%, 02/10/2048	430	332
Nigeria Government International Bond MTN
6.500%, 11/28/2027(B)	200	186
Peruvian Government International Bond
5.625%, 11/18/2050	70	67
Provincia de Buenos Aires MTN
6.375%, 09/01/2037(B)(D)	331	146

Total Sovereign Debt
(Cost $1,373) ($ Thousands)		1,141

	Shares
CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Institutional Class
5.170%**†	4,900,636	4,901
Total Cash Equivalent
(Cost $4,901) ($ Thousands)		4,901

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Fixed Income Fund

Description	Market Value ($ Thousands)
PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $47) ($ Thousands)	$14

Description	Market Value ($ Thousands)
Total Investments in Securities — 99.6%
(Cost $224,350) ($ Thousands)	$207,966

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $43) ($ Thousands)	$(26)

A list of open exchange traded options contracts for the Fund at May 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
December 2024, 3 Month SOFR Option	6	$1,426	$95.50	12/21/2024	$9
May 2024, U.S. 10 Year Future Option	9	979	108.00	6/22/2024	–
May 2024, U.S. 10 Year Future Option	18	1,958	108.25	6/22/2024	–
May 2024, Add U.S. 10Y W5 OP May24P 108.5 to Future Option Display	24	2,611	108.50	6/22/2024	–
May 2024, U.S. 5 Year Future Option	24	2,539	105.50	6/22/2024	–
May 2024, U.S. Long Bond Future Option	6	697	116.00	6/22/2024	–
May 2024, U.S. Long Bond Future Option	3	348	116.50	6/22/2024	1
USD P/BRL C EXPIRATION: 6/15/2024 Strike Price $5.1875	570,000	2,957	–	6/15/2024	2
		13,515			12

Call Options		–			–
June 2024, SOFR 1yr MidCurve Opt Jun24C 95.88	75	17,897	95.88	6/22/2024	2
May 2024, U.S. 10 Year Future Option	18	1,958	109.25	6/22/2024	–
May 2024, U.S. 10 Year Future Option	33	3,590	109.50	6/22/2024	–
May 2024, U.S. 5 Year Future Option	5	529	105.75	6/22/2024	–
May 2024, U.S. 5 Year Future Option	24	2,539	106.00	6/22/2024	–
May 2024, U.S. Long Bond Future Option	3	348	118.50	6/22/2024	–
May 2024, U.S. Long Bond Future Option	6	697	119.00	6/22/2024	–
		27,558			2
Total Purchased Options		$41,073			$14
WRITTEN OPTIONS — 0.0%
Put Options
December 2024, 3 Month SOFR Option	(6)	$(1,426)	95.00	12/21/2024	$(3)
May 2024, U.S. 10 Year Future Option	(9)	(979)	108.75	06/22/2024	–
May 2024, U.S. 10 Year Future Option	(8)	(871)	109.00	06/22/2024	(2)
May 2024, U.S. 5 Year Future Option	(8)	(846)	105.75	06/22/2024	–
May 2024, U.S. Long Bond Future Option	(3)	(348)	117.50	06/22/2024	(4)

		(4,470)			(9)
Call Options
December 2024, 3 Month SOFR Option	(12)	(2,851)	97.13	12/21/2024	(1)
June 2025, 3 Month SOFR Option	(75)	(17,897)	97.00	06/21/2025	(16)
May 2024, U.S. 10 Year Future Option	(9)	(979)	108.75	06/22/2024	–
May 2024, U.S. Long Bond Future Option	(3)	(348)	117.50	06/22/2024	–

		(22,075)			(17)

Total Written Options		$(26,545)			$(26)

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Fixed Income Fund

A list of the open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	39	Mar-2025	$9,326	$9,266	$(60)
3 Month SOFR	45	Mar-2026	10,806	10,776	(30)
U.S. 5-Year Treasury Note	40	Sep-2024	4,230	4,232	2
U.S. 10-Year Treasury Note	177	Sep-2024	19,302	19,257	(45)
U.S. Long Treasury Bond	31	Sep-2024	3,627	3,598	(29)
U.S. Ultra Long Treasury Bond	1	Sep-2024	124	122	(2)
			47,415	47,251	(164)
Short Contracts
U.S. 2-Year Treasury Note	(6)	Sep-2024	$(1,224)	$(1,222)	$2
Ultra 10-Year U.S. Treasury Note	(9)	Sep-2024	(1,015)	(1,009)	6
			(2,239)	(2,231)	8
			$45,176	$45,020	$(156)

A list of the open forward foreign currency contracts held by the Fund at May 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	06/04/24	USD	39	BRL	200	$(1)
Citigroup	06/04/24	BRL	200	USD	39	1
Citigroup	06/18/24	BRL	1,186	USD	224	(1)
Citigroup	07/02/24	USD	217	BRL	1,130	(3)
Citigroup	07/19/24	USD	128	EUR	120	2
Citigroup	07/19/24	USD	361	NOK	3,944	15
Citigroup	07/19/24	USD	503	CAD	691	4
Citigroup	07/19/24	USD	527	AUD	807	10
Citigroup	07/19/24	GBP	580	USD	727	(12)
Citigroup	07/19/24	CAD	700	USD	514	—
Citigroup	07/19/24	EUR	946	USD	1,010	(18)
Citigroup	07/19/24	USD	1,252	BRL	6,423	(36)
Citigroup	07/19/24	USD	1,462	JPY	220,193	(49)
Citigroup	07/19/24	CNH	3,835	USD	531	1
Citigroup	07/19/24	NOK	3,940	USD	368	(8)
Citigroup	07/19/24	JPY	60,530	USD	397	8
						$(87)

A list of the open centrally cleared swap agreements held by the Fund at May 31, 2024, is as follows:

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS.NA.IG.42	1.00%	Quarterly	06/20/2029	$20,729	$462	$378	$84

Credit Default Swap - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-CDX.NA.HY.42	5.00%	Quarterly	06/20/2029	$146	$(10)	$(10)	$–

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2024

Catholic Values Fixed Income Fund (Concluded)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
SOFR	3.65% FIXED	Annually	03/18/2030	USD	2,936	$(51)	$(71)	$20
0.042% FIXED	USD-SOFR-OIS-COMPOUND	Annually	04/30/2031	USD	1,308	(5)	(2)	(3)
2.60%	SOFR	Annually	02/15/2048	USD	1,170	251	106	145
3.05% FIXED	USD-SOFR-OIS COMPOUND	Annually	02/15/2048	USD	864	126	32	94
3.15%	SOFR	Annually	05/15/2048	USD	1,217	160	91	69
3.51% FIXED	SOFR	Annually	03/18/2055	USD	742	38	51	(13)
3.87%	SOFR	Annually	02/28/2031	USD	5,381	102	(14)	116
						$621	$193	$428

A list of open over the counter swap agreements held by the Fund at May 31, 2024, is as follows:

Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	10.2375%	BRL-CDI	Annually	01/02/2029	BRL	7,070	$(47)	$–	$(47)

Percentages are based on Net Assets of $208,901 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2024.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2024, the value of these securities amounted to $34,815 ($ Thousands), representing 16.7% of the Net Assets of the Fund.

(C)	Zero coupon security.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Perpetual security with no stated maturity date.
(F)	Interest rate represents the security's effective yield at the time of purchase.

ARM — Adjustable Rate Mortgage
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
CNH — Chinese Yuan Offshore
DAC — Designated Activity Company

DN— Discount Note
EUR — Euro
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GBP — British Pound Sterling
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IO — Interest Only — face amount represents notional amount
JPY — Japanese Yen
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
LP— Limited Partnership
MTN — Medium Term Note
NOK — Norwegian Krone
OTC — Over The Counter
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
STACR — Structured Agency Credit Risk
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Months
USD — U.S. Dollar

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2024 ($ Thousands):

Security Description	Value 2/29/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,274	$30,522	$(27,895)	$—	$—	$4,901	$49	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Catholic Values Trust